UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Strategic Partners Asset Allocation Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	07/31/2005

Date of reporting period:	10/31/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Strategic Partners Conservative Growth Portfolio

Schedule of Investments

As of October 31, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 79.4%
COMMON STOCK 38.6%
Aerospace & Defense 0.7%
2,800	Applied Signal Technology, Inc.	$ 84,812
2,470	Drs Technologies, Inc.(a)	89,463
2,460	Engineered Support Systems, Inc.	118,178
12,300	Lockheed Martin Corp.	677,607
2,550	Moog, Inc. (Class A shares)(a)	95,702
6,800	Northrop Grumman Corp.	351,900

		1,417,662

Apparel 0.2%
12,900	Ashworth, Inc.(a)	108,360
2,380	Oxford Industries, Inc.	88,274
6,200	Phillips-Van Heusen Corp.	141,298

		337,932

Automobiles
2,500	Winnebago Industries, Inc.	78,500

Banks 0.2%
6,600	BankUnited Financial Corp. (Class A shares)(a)	196,350
1,200	Hibernia Corp. (Class A shares)	34,800
2,330	PrivateBancorp, Inc.	75,376

		306,526

Biotechnology 0.9%
8,100	Amgen, Inc.(a)	460,080
9,800	Genentech, Inc.(a)	446,194
14,000	Gilead Sciences, Inc.(a)	484,820
14,000	Medimmune, Inc.(a)	397,880

		1,788,974

Building Products 0.1%
3,900	Watsco, Inc.	110,994

Capital Markets 1.9%
4,800	Goldman Sachs Group, Inc.	472,224
12,900	Lehman Brothers Holdings, Inc.	1,059,735
9,900	Mellon Financial Corp.	286,110
17,100	Merrill Lynch & Co., Inc.	922,374
8,600	State Street Corp.	387,430
22,800	The Bank of New York Co., Inc.	740,088

		3,867,961

Chemicals 0.3%
28,300	Mosaic Company(a)	425,632
1,900	Scotts Co. (Class A shares)(a)	122,018
1,700	Valspar Corp.	79,322

		626,972

Commercial Banks 0.7%
26,306	Bank of America Corp.	1,178,246
3,800	Nara Bancorp, Inc.	72,618
2,100	Signature Bank(a)	61,887
3,750	Southwest Bancorp of Texas, Inc.	87,900

		1,400,651

Commercial Services & Supplies 0.9%
9,900	Administaff, Inc.(a)	113,355
9,400	Allied Waste Industries, Inc.(a)	76,704
2,600	Apollo Group, Inc.(a)	171,600
15,900	Cendant Corp.	327,381
1,240	Chemed Corp.	74,958
1,000	Huron Consulting Group, Inc.(a)	19,500
2,600	Kelly Services, Inc. (Class A shares)	69,979
8,950	Kforce, Inc.(a)	94,781
2,770	Laureate Education, Inc.(a)	108,639
3,520	Navigant Consulting, Inc.(a)	87,542
700	Paychex, Inc.	22,956
4,250	Providence Service, Corp. (The)(a)	78,540
3,600	Republic Services, Inc.(a)	110,880
1,200	School Specialty, Inc.(a)	49,104
16,500	Waste Management, Inc.	469,920

		1,875,839

Communication Equipment 0.9%
27,800	Cisco Systems, Inc.(a)	534,038
101,700	Nortel Networks Corp. (Canada)(a)	344,763
11,100	Qualcomm, Inc.	464,091
4,900	Research In Motion Ltd.(a)	432,180

		1,775,072

Computers & Peripherals 1.0%
12,500	Apple Computer, Inc.(a)	656,625
18,000	Dell, Inc.(a)	631,080
11,734	Hewlett-Packard Co.	218,956
4,000	IBM Corp.	359,000
2,400	Lexmark International, Inc.(a)	199,464
4,350	M-Systems Flash Disk Pioneers (Israel)(a)	61,161

		2,126,286

Consumer Finance 0.6%
18,100	American Express Co.	960,567
13,900	MBNA Corp.	356,257

		1,316,824

Distributors
5,400	Beacon Roofing Supply, Inc.(a)	101,250

Diversified Financial Services 1.9%
3,500	Accredited Home Lenders Holding Co.(a)	126,280
9,300	AmeriCredit Corp.(a)	180,420
2,800	Astoria Financial Corp.	109,452
23,500	Citigroup, Inc.	1,042,695
3,800	Eaton Vance Corp.	165,756

33,800	J.P. Morgan Chase & Co.	1,304,680
5,200	Jefferies Group, Inc.	208,676
14,400	Principal Financial Group	543,744
5,450	Raymond James Financial, Inc.	142,245
500	Student Loan Corp.	73,250

		3,897,198

Diversified Manufacturing
142	GenTek, Inc.(a)	5,840

Diversified Telecommunication Services 0.8%
6,700	Alltel Corp.	368,031
2,690	SafeNet, Inc.(a)	82,395
30,000	SBC Communications, Inc.	757,800
8,500	Verizon Communications, Inc.	332,350

		1,540,576

Electric Utilities 1.1%
3,100	E.ON AG ADR (Germany)	252,805
9,800	Exelon Corp.	388,276
4,200	FirstEnergy Corp.	173,586
17,100	PG&E Corp.(a)	547,884
4,800	PNM Resources, Inc.	111,744
13,200	TXU Corp.	808,104

		2,282,399

Electronic Equipment & Instruments 0.8%
31,800	Agilent Technologies, Inc.(a)	796,908
2,240	BEI Technologies, Inc.	66,954
1,470	Ceradyne, Inc.(a)	63,048
8,700	Checkpoint Systems, Inc.(a)	148,770
4,100	FLIR Systems, Inc.(a)	218,161
11,700	Sanmina-SCI Corp.(a)	93,600
12,600	SRS Labs., Inc.(a)	87,066
5,650	Sypris Solutions, Inc.	77,970

		1,552,477

Energy Equipment & Services 1.9%
9,400	BJ Services Co.	479,400
2,240	Cal Dive International, Inc.(a)	79,318
5,200	ENSCO International, Inc.	158,860
19,000	GlobalSantaFe Corp.	560,500
20,200	Halliburton Co.	748,208
2,660	Maverick Tube Corp.(a)	70,144
5,950	Patterson-UTI Energy, Inc.	114,419
18,100	Schlumberger Ltd. (Netherlands)	1,139,213
4,300	Smith International, Inc.(a)	249,744
8,250	Superior Energy Services, Inc.(a)	106,343
2,950	Unit Corp.(a)	109,416

		3,815,565

Exchange Traded Funds 0.1%
2,800	iShares Russel 2000	168,000

Food & Staples Retailing 0.7%
5,600	Costco Wholesale Corp.	268,464
44,400	Kroger Co.(a)	670,884
6,400	Whole Foods Market, Inc.	521,152

		1,460,500

Health Care Equipment & Supplies 0.9%
5,000	Abaxis, Inc.(a)	64,625
1,950	Advanced Neuromodulation Systems, Inc.(a)	62,069
4,200	Alcon, Inc. (Switzerland)	299,040
1,600	Arthrocare Corp.(a)	49,296
4,700	Closure Medical Corp.(a)	80,182
4,600	Cooper Companies, Inc.	323,609
6,400	Guidant Corp.	426,367
3,600	Hologic, Inc.(a)	72,288
2,210	Intuitive Surgical, Inc.(a)	64,488
1,700	Laserscope(a)	46,002
15,000	Orthovita, Inc.(a)	66,000
2,050	PolyMedica Corp.	71,750
15,450	Spectranetics Corp.(a)	73,079
9,300	Thermogenesis(a)	51,941

		1,750,736

Health Care Providers & Services 1.4%
1,600	Accredo Health, Inc.(a)	36,848
3,000	America Service Group, Inc.(a)	107,310
5,900	American Healthways, Inc(a)	178,062
13,100	Caremark Rx, Inc.(a)	392,607
6,600	Cigna Corp.	418,836
4,600	Covance, Inc.(a)	182,712
9,000	Express Scripts, Inc. (Class A shares)(a)	576,000
3,450	Kindred Healthcare, Inc.(a)	83,145
3,850	LabOne, Inc.(a)	115,500
7,104	Medco Health Solutions, Inc.(a)	240,897
2,400	Pediatrix Medical Group, Inc.(a)	135,000
5,500	Pharmaceutical Product Development, Inc.(a)	232,265
5,900	Serologicals Corp. International(a)	139,535

		2,838,717

Homebuilding 0.1%
7,100	Hovnanian Enterprises, Inc. (Class A shares)(a)	266,534

Hotels, Restaurants & Leisure 0.9%
3,700	Brinker International, Inc.(a)	119,510
2,600	CEC Entertainment, Inc.(a)	98,852
11,600	McDonald’s Corp.	338,140
2,645	Rare Hospitality International, Inc.(a)	73,293
8,550	Scientific Games Corp. (Class A shares)(a)	181,089
3,700	Sonic Corp.(a)	100,751
14,600	Starbucks Corp.(a)	772,048
5,000	WMS Industries, Inc.(a)	146,250

		1,829,933

Household Durables 0.6%
6,700	Harman International Industries, Inc.	805,206
1,800	Meritage Corp.(a)	159,660
4,700	Snap-On, Inc.	138,086
3,200	Standard-Pacific Corp.	179,680

		1,282,632

Household Products 0.5%
3,070	Cost Plus, Inc.(a)	99,161
7,200	Kimberly-Clark Corp.	429,624
7,600	Procter & Gamble Co.	388,968

		917,753

Industrial Conglomerates 1.4%
51,400	General Electric Co.	1,753,768
4,800	Phelps Dodge Corp.	420,192
19,700	Tyco International Ltd. (Bermuda)	613,655

		2,787,615

Insurance 2.0%
5,250	Affirmative Insurance Holdings, Inc.(a)	88,909
7,100	Allstate Corp.	341,439
6,162	American International Group, Inc.	374,095
3,000	Commerce Group, Inc.	151,830
2,150	Delphi Financial Group (Class A shares)	87,871
20,900	Genworth Financial, Inc.	498,674
3,770	Infinity Property & Casualty Corp.	117,172
8,500	Loews Corp.	509,150
4,300	MBIA, Inc.	248,798
3,500	Philadelphia Consolidated Holding Corp.(a)	202,930
1,650	ProAssurance Corp.(a)	58,889
1,700	Protective Life Corp.	66,810
15,041	St. Paul Travelers Cos., Inc. (The)	510,791
11,400	Tower Group, Inc.(a)	101,574
9,500	XL Capital, Ltd. (Cayman Islands) (Class A shares)	688,749

		4,047,681

Internet & Catalog Retail 0.5%
10,600	eBay, Inc.(a)	1,034,666
200	Shopping.com Ltd.(a)	5,394

		1,040,060

Internet Software & Services 1.0%
14,950	Digitas, Inc.(a)	134,550
1,400	Equinix, Inc.(a)	52,766
2,000	Google, Inc. (Class A shares)(a)	381,410
1,520	InfoSpace, Inc.(a)	79,800
2,750	j2 Global Communications, Inc.(a)	82,913
2,950	Jupitermedia Corp.(a)	58,513
9,150	Keynote Systems, Inc.(a)	128,695
3,350	RADWARE Ltd. (Israel)(a)	82,745
29,600	Yahoo!, Inc.(a)	1,071,224

		2,072,616

IT Services 0.2%
16,700	Accenture Ltd.(a)	404,307

Leisure Equipment & Products 0.1%
6,550	K2, Inc.(a)	106,241

Media 0.8%
9,200	CNET Networks, Inc.(a)	75,164
31,000	DirectTV Group, Inc.(a)	519,869
400	DreamWorks Animation SKG, Inc. (Class A shares)(a)	15,620

9,400	Image Entertainment, Inc.(a)	50,760
15,150	NTN Communications, Inc.(a)	40,148
2,800	Scholastic Corp.(a)	84,896
7,800	Sinclair Broadcast Group, Inc. (Class A shares)	54,600
14,300	Univision Communications, Inc. (Class A shares)(a)	442,728
9,000	Valueclick, Inc.(a)	83,610
8,514	Viacom, Inc. (Class B shares)	310,676

		1,678,071

Metals & Mining
1,700	Brush Wellman, Inc.(a)	26,520

Multi-Utilities 0.5%
7,100	Dominion Resources, Inc.	456,672
4,400	Oneok, Inc.	118,008
16,000	Sempra Energy	536,640

		1,111,320

Multiline Retail 0.4%
15,400	Target Corp.	770,308

Office Electronics 0.4%
4,210	Marlin Business Services, Inc.(a)	74,201
51,200	Xerox Corp.(a)	756,224

		830,425

Oil & Gas 2.6%
7,100	Cabot Oil and Gas Corp.	300,401
9,100	Chesapeake Energy Corp.	146,328
5,100	Eni SpA ADR (Italy)	583,593
5,600	Exxon Mobil Corp.	275,632
17,200	Grey Wolf, Inc.(a)	89,096
6,900	Kerr-McGee Corp.	408,618
5,350	Key Energy Services, Inc.(a)	61,525
13,900	Nexen, Inc. (Canada)	591,584
11,900	Occidental Petroleum Corp.	664,377
4,750	Oil States International, Inc.(a)	87,210
28,500	Suncor Energy, Inc. (Canada)	971,849
7,300	Swift Energy Co.(a)	177,025
2,080	Total SA, (France) (Class B Shares)	431,276
5,244	Total SA, ADR (France)	546,844

		5,335,358

Paper & Forest Products 0.5%
8,600	Boise Cascade Corp.	253,872
12,600	Georgia-Pacific Corp.	435,834
8,500	International Paper Co.	327,335

		1,017,041

Personal Products 0.4%
9,400	Avon Products, Inc.	371,770
8,000	Estee Lauder Cos., Inc. (The)	343,600

		715,370

Pharmaceuticals 2.4%
4,400	Alexion Pharmaceuticals, Inc.(a)	78,518
5,500	Allergan, Inc.	393,580
7,600	AstraZeneca PLC, ADR (United Kingdom)	313,120
1,700	Atherogenics, Inc.(a)	50,898
2,475	Barr Pharmaceuticals, Inc.(a)	93,184
5,100	Chattem, Inc.(a)	170,646
2,440	Connetics Corp.(a)	65,587
4,950	Cypress Bioscience, Inc.(a)	52,025
14,650	Durect Corp.(a)	26,663
14,700	Eli Lilly & Co.	807,176
4,150	Inspire Pharmaceuticals, Inc.(a)	64,989
5,000	IVAX Corp.(a)	90,500
6,950	KV Pharmaceutical Co. (Class A Shares)(a)	138,444
12,392	Nabi Biopharmaceuticals(a)	171,629
21,600	Novartis AG ADR (Switzerland)	1,037,015
11,975	Pfizer, Inc.	346,676
4,850	QLT, Inc. (Canada)(a)	80,753
2,600	Rigel Pharmaceuticals, Inc.(a)	62,400
5,200	Roche Holding AG ADR (Switzerland)	529,760
3,600	Salix Pharmaceuticals Ltd.(a)	57,708
6,800	Wyeth	269,620

		4,900,891

Real Estate Investment Trust 0.2%
100	Alexandria Real Estate Equities, Inc.	6,605
4,800	Biomed Realty Trust, Inc.	87,264
2,900	Entertainment Properties Trust	115,710
5,550	Saxon Capital, Inc.(a)	106,560
2,100	SL Green Realty Corp.	115,122

		431,261

Retail 0.3%
3,750	Aaron Rents, Inc. (Class B shares)	81,375
12,850	Casual Male Retail Group, Inc.(a)	64,571
6,100	CSK Auto Corp.(a)	89,304
8,550	Ezcorp, Inc.(a)	66,519
2,070	Guitar Center, Inc.(a)	92,384
3,630	Jos. A. Bank Clothiers, Inc.(a)	115,217
3,400	Movie Gallery, Inc.	55,012

		564,382

Semiconductors & Semiconductor Equipment 1.0%
143,400	Agere Systems, Inc. (Class B shares)(a)	164,910
3,400	Formfactor, Inc.(a)	79,730
13,600	Intel Corp.	302,736
18,850	LogicVision, Inc.(a)	37,135
16,400	Marvell Technology Group Ltd. (Bermuda)(a)	468,548
7,900	Maxim Integrated Products	347,521
4,050	Microsemi Corporation(a)	62,937
7,650	O2Micro International Ltd.(a)	93,024
2,350	Sigmatel, Inc.(a)	69,325
4,950	Silicon Image, Inc.(a)	67,815
13,700	Texas Instruments, Inc.	334,965
4,700	Ultratech Stepper, Inc.(a)	79,994

		2,108,640

Software 1.9%
13,300	Electronic Arts, Inc.(a)	597,436
6,750	Embarcadero Technologies, Inc.(a)	54,878

5,100	Epicor Software Corp.(a)	78,387
3,100	Global Payments, Inc.	169,756
7,700	Mercury Interactive Corp.(a)	334,411
5,500	Merge Technologies, Inc.(a)	98,808
48,200	Microsoft Corp.	1,349,117
4,700	Navteq Corp.(a)	189,457
2,340	Open Solutions, Inc.(a)	65,906
4,000	Sonic Solutions(a)	79,400
5,400	Symantec Corp.(a)	307,476
8,950	Synplicity, Inc.(a)	44,750
12,100	Systeme, Anwedungen, Produkte AG, ADR (Germany)	516,065
3,500	THQ, Inc.(a)	66,150

		3,951,997

Specialty Retail 1.1%
12,200	Bed Bath & Beyond, Inc.(a)	497,638
6,950	Charlotte Russe Holdings, Inc.(a)	91,810
11,700	Chico’s FAS, Inc.(a)	468,351
7,700	Lowe’s Cos., Inc.	433,356
5,300	Tiffany & Co.	155,449
25,900	Toys R’ Us, Inc.(a)	466,459
4,100	Williams-Sonoma, Inc.(a)	156,497

		2,269,560

Telecommunications
19,021	Netia SA (Poland)(a)	23,058
226	NTL, Inc.(a)	15,031

		38,089

Thrifts & Mortgage Finance 0.2%
5,100	Freddie Mac	339,660

Tobacco 0.3%
13,900	Altria Group, Inc.	673,594

Transportation 0.1%
1,590	Forward Air Corp.(a)	65,460
2,625	Old Dominion Freight Line, Inc.(a)	73,566
5,850	Vitran Corp., Inc. (Canada) (Class A shares)(a)	95,940

		234,966

Wireless Telecommunication Services 0.2%
20,300	American Tower Corp. (Class A shares)(a)	348,957

	Total common stock	78,545,233

PREFERRED STOCK 0.2%
Media 0.2%
10,541	The News Corp. Ltd., ADR (Australia)	331,409

Telecommunications
350	McLeodUSA, Inc., 2.50%	613

	Total preferred stock	332,022

Moody’s Rating (Unaudited)	Principal Amount
CORPORATE BONDS 15.5%
Aerospace/Defense 0.3%
		Alliant Techsystems, Inc., Sr. Sub. Notes,
B2	$75	8.50%, 5/15/11	82,688
		BE Aerospace, Inc., Sr. Sub. Notes,
Caa3	105	8.875%, 5/1/11	110,460
		Esterline Technologies, Sr. Sub. Notes,
B1	125	7.75%, 6/15/13	134,687
		K&F Industries, Inc., Sr. Sub. Notes,
B3	50	9.625%, 12/15/10	58,000
		L-3 Communications Corp., Sr. Sub. Notes,
Ba3	100	7.625%, 6/15/12	110,500
		Sequa Corp., Sr. Notes,
B1	100	8.875%, 4/1/08	109,250
		Standard Aero Holdings, Inc. Sr. Sub. Notes,
Caa1	25	8.25%, 9/1/14	26,438
		TD Funding Corp., Gtd. Notes,
B3	50	8.375%, 7/15/11	53,750

			685,773

Airlines 0.1%
		AMR Corp., Notes, MTN
NR	150	10.55%, 3/12/21	77,999
		Continental Airlines, Inc., Notes,
Ba2	45	7.566%, 3/15/20	34,666
		Continental Airlines, Inc.,
		Ser. 981B,
Ba2	39	6.748%, 3/15/17	28,609
		Ser. 991B,
Ba2	70	6.795%, 8/2/18	55,181
		Delta Air Lines, Inc., Notes,
C(e)	40	10.00%, 8/15/08	21,000
Ca	50	8.30%, 12/15/29	18,000

			235,455

Automobiles 0.4%
		DaimlerChrysler NA Holdings Corp.,
		Gtd. Notes,
A3	700	7.40%, 1/20/05	707,409
		Notes, FRN, MTM
A3	200	2.34%, 5/24/06(f)	201,035

			908,444

Automotive 0.1%
		ArvinMeritor, Inc., Notes,
Ba1	125	8.75%, 3/1/12	139,375
		Collins & Aikman Products Co., Sr. Sub. Notes,
B3	25	12.875%, 8/15/12	21,625
		TRW Automotive, Inc., Sr. Notes,
B1	59	9.375%, 2/15/13	67,850
		Visteon Corp., Notes,
Ba1	20	8.25%, 8/1/10	20,800
Ba1	50	7.00%, 3/10/14	47,000

			296,650

.Banking 0.3%
			Citigroup, Inc. (Japan),
Aa1	JPY	3,000	1.275%, 12/28/04	28,301
			European Investment Bank, Notes,
NR	JPY	14,000	0.88%, 11/8/04	131,862
			HSBC Bank, Sr. Notes, FRN
Aa2		$400	1.98%, 9/21/07(f)	399,618
			Kazkommerts International BV (Netherlands), Gtd. Notes,
Baa2		110	7.875%, 4/7/14	108,900
			KFW International Finance, Gtd. Notes,
Aaa	JPY	3,000	1.00%, 12/20/04	28,283

				696,964

Building Materials & Construction 0.2%
			Ainsworth Lumber Co. Ltd., Sr. Notes, (Canada)
B2		$85	6.75%, 3/15/14	81,600
			American Standard, Inc., Gtd. Notes,
Ba2		100	7.375%, 4/15/05	102,000
			D.R. Horton, Inc., Sr. Notes,
Ba1		100	7.875%, 8/15/11	114,500
			KB Home, Sr. Sub. Notes,
Ba2		65	8.625%, 12/15/08	73,613
			Nortek, Inc. Sr. Sub. Notes,
B3		50	8.50%, 9/1/14	53,000

				424,713

Cable 0.3%
			Callahan Nordrhein Westfalen (Germany), Sr. Disc. Notes, Zero Coupon (unitl 7/15/05),
NR		50	16.00%, 7/15/10(b)	2,250
			Charter Communications Holdings LLC, Sr. Notes,
Caa1		50	10.25%, 9/15/10	52,000
			Charter Communications Holdings, Sr. Disc. Notes, Zero Coupon (until 5/15/06),
Ca		420	11.75%, 5/15/11	270,900
			CSC Holdings, Inc., Sr. Notes,
B1		50	7.875%, 12/15/07	53,875
			Kabel Deutschland GmbH, (Germany), Sr. Notes,
B2		60	10.625%, 7/1/14	67,200
			Rogers Cablesystems Ltd. (Canada), Sr. Notes,
Ba2		245	10.00%, 3/15/05	251,125

				697,350

Capital Goods 0.8%
			Allied Waste of North America, Inc., Sr. Notes,
B2		25	7.875%, 4/15/13	25,438
B2		220	8.50%, 12/1/08	230,999
			Amscan Holdings, Inc., Sr. Sub Notes,
B3		100	8.75%, 5/1/14	100,500
			Amsted Industries, Inc., Sr. Notes,
B3		75	10.25%, 10/15/11	82,500
			Blount, Inc., Sr. Sub. Notes,
Caa1		75	8.875%, 8/1/12	81,656
			Case New Holland, Inc., Sr. Notes,
Ba3		100	9.25%, 8/1/11	114,000
			Great Lakes Dredge & Dock Corp., Sr. Sub. Notes,
Caa2		35	7.75%, 12/15/13	31,325

		Invensys PLC (United Kingdom), Sr. Notes,
B3	60	9.875%, 3/15/11	62,700
		Joy Global, Inc., Sr. Sub. Notes,
B1	125	8.75%, 3/15/12	141,250
		Rexnord Corp., Gtd. Notes,
B3	100	10.125%, 12/15/12	113,000
		Sensus Metering,
Caa1	75	8.625%, 12/15/13	77,250
		SPX Corp.,
Ba3	35	7.50%, 1/1/13	37,450
		Stena AB, (Sweeden),
Ba3	75	7.50%, 11/1/13	78,188
		Terex Corp., Gtd. Notes,
B3	90	10.375%, 4/1/11	101,250
		Terex Corp., Sr. Sub. Notes,
B3	20	9.25%, 7/15/11	22,400
		The Manitowoc Co., Inc., Sr. Sub. Notes,
B2	150	10.50%, 8/1/12	173,437
		Thermadyne Holdings Corp.,
Caa1	75	9.25%, 2/1/14	71,250
		Tyco International Group SA, (Luxembourg), Gtd. Notes,
Baa3	25	6.125%, 11/1/08	27,222
		United Rentals of North America, Inc., Gtd. Notes,
B1	25	6.50%, 2/15/12	24,750
		United Rentals of North America, Inc., Sr. Sub. Notes,
B2	50	7.75%, 11/15/13	48,375

			1,644,940

Chemicals 0.6%
		Borden US Finance Corp./Nova Scotia Finance, Sec’d Notes,
B3	50	9.00%, 7/15/14	54,688
		Equistar Chemicals L.P., Gtd. Notes,
B2	80	10.125%, 9/1/08	91,900
		Hercules, Inc., Debs. Notes,
Ba1	150	6.60%, 8/1/27	154,499
		Huntsman Advanced Materials, Sec’d. Notes,
B2	45	11.00%, 7/15/10	51,975
		Huntsman ICI Chemicals, Inc., Gtd. Notes,
Caa1	20	10.125%, 7/1/09	21,000
B2	45	11.625%, 10/15/10	53,044
		IMC Global, Inc., Debs.,
B2	125	6.875%, 7/15/07	132,500
		IMC Global, Inc., Gtd. Notes,
B1	40	11.25%, 6/1/11	47,000
		Johnson Diversified Holdings, Inc., Zero Coupon (until 5/15/07),
B3	75	10.67%, 5/15/13	64,125
		Johnson Diversified, Inc., Gtd. Notes,
B2	75	9.625%, 5/15/12	84,375
		Nalco Co., Sr. Notes,
B2	125	7.75%, 11/15/11	135,313
		OM Group, Inc., Gtd. Notes,
Caa1	60	9.25%, 12/15/11	62,775
		Rhodia SA,
		Sr. Notes,
B3	100	10.25%, 6/1/10	108,500
		Sr. Sub. Notes,
Caa1	75	8.875%, 6/1/11	70,125
		Rockwood Specialties Corp., Sr. Sub. Notes,
B3	50	10.625%, 5/15/11	55,500

			1,187,319

Consumer 0.1%
		Alderwoods Group, Inc., Sr. Notes,
B2	50	7.75%, 9/15/12	54,000
		K2 , Inc., Sr. Notes,
Ba3	50	7.375%, 7/1/14	54,500
		KinderCare Learning Centers, Inc., Sr. Sub. Notes,
B3	59	9.50%, 2/15/09	59,738
		Levi Strauss & Co., Sr. Notes,
Ca	100	12.25%, 12/15/12	103,250

			271,488

Electric 1.9%
		AES Corp.,
		Sec’d. Notes,
B1	40	8.75%, 5/15/13	46,200
		Sr. Notes,
B2	195	9.375%, 9/15/10	228,150
		AES Eastern Energy LP,
Ba1	134	9.00%, 1/2/17	150,485
		Allegheny Energy,
B3	30	8.25%, 4/15/12	33,825
		Aquila, Inc., Sr. Notes,
B2	130	9.95%, 2/1/11	146,250
		Calpine Corp.,
		Sec’d. Notes,
B	95	8.75%, 7/15/13	68,875
		Sr. Notes,
Caa1	178	8.50%, 2/15/11	101,905
		CMS Energy Corp., Sr. Notes,
B3	115	7.50%, 1/15/09	123,338
B3	50	8.50%, 4/15/11	56,750
		Dynegy Holdings, Inc., Sec’d. Notes,
B3	205	10.125%, 7/15/13	238,825
		Edison Mission Energy, Sr. Notes,
B1	75	7.73%, 6/15/09	79,875
		Endesa (Chile), Ser. W.I.,
Ba2	75	8.35%, 8/1/13	84,244
Ba2	150	8.625%, 8/1/15	172,102
		Entergy Gulf States, FRN
Baa3	300	2.81%, 6/18/07(f)	301,067
		Homer City Funding LLC, Gtd. Notes,
Ba2	74	8.137%, 10/1/19	82,320
		Midland Funding Corp, Sr. Sec’d. Notes, Ser. A,
Ba3	4	11.75%, 7/23/05	4,711
		Midwest Generat,
B1	30	8.30%, 7/2/09	32,325
B1	50	8.75%, 5/1/34	56,625
		Midwest Generation LLC,
B1	60	8.56%, 1/2/16	66,000
		Mission Energy Holdings, Sec’d. Notes,
B3	35	13.50%, 7/15/08	44,363
		Nevada Power Co.,
Ba2	60	6.50%, 4/15/12	62,700
		Notes,
Ba2	5	10.875%, 10/15/09	5,875
		NoteCo Ltd., (United Kingdom) FRN,
NR	7	6.18%, 6/30/25(f)	12,377
		NRG Energy, Inc., Sec’d. Notes
B2	195	8.00%, 12/15/13	214,744

		Orion Power Holdings, Inc., Sr. Notes,
B2	50	12.00%, 5/1/10	63,000
		Pacific Gas & Electric Co., 1st Mortgage, FRN
Baa2	203	2.72%, 4/3/06(f)	203,249
		PP&L Capital Funding, Inc., Sr. Notes,
Baa3	200	7.75%, 4/15/05	204,211
		PPL Capital Funding Trust, Gtd. Notes,
Ba1	300	7.29%, 5/18/06	316,127
		Reliant Energy-Mid Atlantic, Ser. B,
B1	66	9.237%, 7/2/17	71,622
		Reliant Resources, Inc., Sec’d. Notes,
B1	125	9.50%, 7/15/13	140,625
		Sierra Pacific Resources,
B2	40	8.625%, 3/15/14	45,400
		TECO Energy, Inc., Sr. Notes,
Ba2	175	7.50%, 6/15/10	192,500
		TNP Enterprises, Inc., Sr. Sub. Notes,
B2	75	10.25%, 4/1/10	80,625
		TXU Energy Co. LLC, Notes, FRN
Baa2	200	2.84%, 1/17/06(f)	200,432
		Utilicorp Canada Finance Corp., Gtd. Notes,
B2	15	7.75%, 6/15/11	15,638

			3,947,360

Energy - Other 0.5%
		Chesapeake Energy Corp., Gtd. Notes,
Ba3	150	8.375%, 11/1/08	163,500
		Encore Acquisition Co., Sr. Sub. Notes,
B2	25	6.25%, 4/15/14	25,625
		Forest Oil Corp.,
Ba3	30	8.00%, 12/15/11	34,200
		Hanover Compressor Co., Sr. Notes,
B3	75	8.625%, 12/15/10	82,500
		Houston Exploration Co., Sr. Sub. Notes,
B2	25	7.00%, 6/15/13	26,563
		Magnum Hunter Resources, Inc., Gtd. Notes,
B2	8	9.60%, 3/15/12	9,140
		Newfield Exploration Co., Sr. Sub. Notes,
Ba3	50	8.375%, 8/15/12	56,625
		Parker Drilling Co., Sr. Notes,
B2	175	9.625%, 10/1/13	194,687
		Premcor Refining Group,
		Gtd. Notes,
Ba3	75	6.75%, 5/1/14	79,125
		Sr. Notes,
Ba3	25	6.75%, 2/1/11	27,063
		Sr. Sub. Notes,
B2	50	7.75%, 2/1/12	55,375
		Pride International, Inc., Sr. Notes,
Ba2	25	7.375%, 7/15/14	28,125
		Stone Energy Corp., Sr. Sub. Notes,
B2	105	8.25%, 12/15/11	113,925
		Vintage Petrolium, Inc., Sr. Notes,
Ba3	50	8.25%, 5/1/12	56,000

			952,453

Food 0.4%
		Agrilink Foods, Inc., Sr. Sub. Notes,
B3	8	11.875%, 11/1/08	8,340
		Ahold Finance USA, Inc., Notes,
Ba3	25	8.25%, 7/15/10	28,563
		B&G Foods Holdings Corp., Sr. Notes,
B2	50	8.00%, 10/1/11	52,750
		Carrols Corp., Sr. Sub. Notes,
B3	60	9.50%, 12/1/08	61,875
		Del Monte Corp., Sr. Sub. Notes,
B2	125	8.625%, 12/15/12	140,938
		Delhaize America, Inc., Gtd. Notes,
Ba1	140	8.125%, 4/15/11	161,297
		Dole Foods Co., Sr. Notes,
B2	50	8.625%, 5/1/09	55,375
B2	50	8.875%, 3/15/11	55,375
		Pathmark Stores, Inc., Gtd. Notes,
B3	70	8.75%, 2/1/12	63,700
		Smithfield Foods, Inc., Sr. Notes,
Ba2	80	8.00%, 10/15/09	88,800

			717,013

Gaming 0.7%
		Argosy Gaming Co., Sr. Sub. Notes,
B1	75	7.00%, 1/15/14	79,875
		Aztar Corp.,
Ba3	15	7.875%, 6/15/14	16,275
		Sr. Sub. Notes,
Ba3	100	9.00%, 8/15/11	112,000
		Boyd Gaming Corp., Sr. Sub. Notes,
B1	50	8.75%, 4/15/12	56,500
		Isle of Capri Casinos, Inc., Sr. Sub. Notes,
B2	50	7.00%, 3/1/14	51,750
		MGM Mirage, Inc., Sr. Notes,
Ba1	250	6.00%, 10/1/09	258,750
		Gtd. Notes,
Ba2	130	9.75%, 6/1/07	146,250
		Mohegan Tribal Gaming Authority, Sr. Sub. Notes,
Ba3	100	8.00%, 4/1/12	110,500
		Park Place Entertainment Corp., Sr. Notes,
Ba1	130	7.50%, 9/1/09	146,900
Ba2	35	8.125%, 5/15/11	40,906
Ba2	20	8.875%, 9/15/08	23,025
Ba2	20	9.375%, 2/15/07	22,350
		Station Casinos, Inc., Sr. Notes,
Ba3	90	6.00%, 4/1/12	94,050
		Venetian Casino Resort LLC, Gtd. Notes,
B2	105	11.00%, 6/15/10	120,619
		Wynn Las Vegas LLC,
B3	72	12.00%, 11/1/10	90,000

			1,369,750

Health Care & Pharmaceuticals 1.1%
		Alliance Imaging, Sr. Sub. Notes,
B3	115	10.375%, 4/15/11	127,075
		Concentra Operating Corp.,
B3	125	9.125%, 6/1/12	138,125
B3	75	9.50%, 8/15/10	83,250
		Coventry Health Care, Inc., Sr. Notes,
Ba1	45	8.125%, 2/15/12	48,600
		HCA, Inc., Debs.,
Ba1	180	7.50%, 12/15/23	177,999
		Notes, MTN
Ba1	60	9.00%, 12/15/14	71,480

			Healthsouth Corp.,
NR		25	7.625%, 6/1/12	24,250
			Sr. Notes,
NR		150	8.50%, 2/1/08	153,000
			IASIS Healthcare LLC, Sr. Sub. Notes,
B3		40	8.75%, 6/15/14	43,000
			Inverness Medical Innovations, Inc., Sr. Sub Notes,
Caa1		45	8.75%, 2/15/12	46,350
			Magellan Health Services, Inc.,
B3		131	9.375%, 11/15/08	142,236
			Mariner Health Care, Inc., Sr. Sub. Notes,
B3		120	8.25%, 12/15/13	136,200
			Medco Health Solutions, Inc., Sr. Notes,
Ba1		25	7.25%, 8/15/13	27,773
			Medical Device Manufacturing, Gtd. Notes,
Caa1		65	10.00%, 7/15/12	69,550
			Medquest, Inc., Sr. Sub. Notes,
B3		100	11.875%, 8/15/12	116,000
			NeighborCare, Inc., Sr. Sub. Notes,
Ba3		40	6.875%, 11/15/13	41,800
			Omega Healthcare Investors, Inc., Notes,
B1		50	6.95%, 8/1/07	51,625
B1		25	7.00%, 4/1/14	25,625
			Resources-Care, Inc., Sr. Notes,
B2		100	10.625%, 11/15/08	108,000
			Select Medical Corp., Sr. Sub. Notes,
B2		55	9.50%, 6/15/09	59,538
			Senior Housing Properties Trust, Sr. Notes,
Ba2		60	8.625%, 1/15/12	67,650
			Tenet Healthcare Corp., Sr. Notes,
B3		50	6.375%, 12/1/11	45,625
B3		70	6.50%, 6/1/12	63,525
			Vanguard Health Holding Co., LLC, Sr. Sub. Notes,
Caa1		75	9.00%, 10/1/14	78,375
			Ventas Realty LP,
			Gtd. Notes,
Ba3		40	8.75%, 5/1/09	45,200
			Sr. Notes,
Ba3		110	9.00%, 5/1/12	127,875

				2,119,726

Insurance 0.3%
			AIG Sunamerica, (Cayman Islands) Sec’d. Notes,
NR	JPY	67,000	1.20%, 1/26/05	632,487

Lodging 0.5%
			FelCor Lodging LP, Gtd. Notes,
B1		50	7.625%, 10/1/07	53,125
B1		75	9.00%, 6/1/11	84,375
B1		9	10.00%, 9/15/08	9,450
			HMH Properties, Inc., Sr. Notes, Ser. B,
Ba3		60	7.875%, 8/1/08	61,650
			Host Marriott LP, Sr. Notes,
Ba3		75	7.00%, 8/15/12	81,000
Ba3		40	7.125%, 11/1/13	43,200
Ba3		125	9.50%, 1/15/07	138,750
			La Quinta Properties, Inc., Sr. Notes,
Ba3		100	8.875%, 3/15/11	113,000
			Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes,
Ba2		125	8.00%, 5/15/10	143,125
			Starwood Hotels & Resorts Worldwide, Inc., Notes,
Ba1		175	7.375%, 11/15/15	197,750
Ba1		125	7.875%, 5/1/12	146,563

				1,071,988

Media & Entertainment 1.2%
		Advertising Direct Solutions, Sr. Notes,
Caa1	75	9.25%, 11/15/12	78,281
		AMC Entertainment, Inc., Sr. Sub. Notes,
B3	40	8.00%, 3/1/14	38,400
		American Color Graphics, Notes,
Caa1	65	10.00%, 6/15/10	49,725
		American Media Operation, Inc., Gtd. Notes, Ser. B,
B2	5	10.25%, 5/1/09	5,263
		Canwest Media, Inc. (Canada), Sr. Sub. Notes,
B2	100	10.625%, 5/15/11	112,999
		Dex Media East LLC, Gtd. Notes,
B2	82	12.125%, 11/15/12	101,885
		Dex Media West LLC, Sr. Sub. Notes,
B2	167	9.875%, 8/15/13	197,477
		DirecTV Holdings LLC, Sr. Notes,
B1	80	8.375%, 3/15/13	91,200
		Echostar DBS Corp.,
		Gtd. Notes,
Ba3	80	6.625%, 10/1/14	81,800
		Sr. Notes,
Ba3	143	9.125%, 1/15/09	159,444
		Entercom Radio LLC, Gtd. Notes,
Ba3	30	7.625%, 3/1/14	32,100
		Granite Broadcasting Corp., Sec’d. Notes,
B3	15	9.75%, 12/1/10	13,838
		Gray Communications Systems, Inc., Sr. Sub Notes,
B2	150	9.25%, 12/15/11	168,937
		Intrawest Corp., Sr. Notes, (Canada)
B1	75	7.50%, 10/15/13	80,250
		Lowes Cineplex Entertainment Corp., Sr. Sub. Notes,
B3	35	9.00%, 8/1/14	36,663
		Marquee, Inc., Sr. Notes,
B2	100	8.625%, 8/15/12	109,250
		Medianews Group, Inc., Sr. Sub. Notes,
B2	75	6.875%, 10/1/13	77,813
		Morris Publishing, Sr. Sub. Notes,
Ba3	30	7.00%, 8/1/13	30,600
		New Skies Satellites NV (Netherlands)
		Sr. Notes, FRN
B3	25	7.44%, 11/1/11(f)	25,313
		Sr. Sub. Notes,
Caa1	25	9.125%, 11/1/12	25,563
		Primedia, Inc.,
B3	50	8.875%, 5/15/11	52,125
		Sr. Notes, FRN
B3	25	7.0863%, 5/15/10(f)	25,938
		Quebecor Media, Inc. (Canada), Sr. Notes,
B2	50	11.125%, 7/15/11	57,875
		R.R. Donnelley Financial Corp., Sr. Sub. Notes,
B2	175	10.875%, 12/15/12	213,937
		Six Flags, Inc., Sr. Notes,
B3	50	9.625%, 6/1/14	47,750
		Sun Media Corp. (Canada), Gtd. Notes,
Ba3	150	7.625%, 2/15/13	162,749

			Vail Resorts, Inc., Sr. Sub. Notes.,
B2		45	6.75%, 2/15/14	46,238
			Vertis, Inc., Sec’d. Notes,
B2		66	9.75%, 4/1/09	71,940
B3		55	10.875%, 6/15/09	59,950

				2,255,303

Metals 0.5%
			AK Steel Corp., Sr. Notes,
B3		50	7.75%, 6/15/12	50,625
			Alcan, Inc. (Canada), FRN
Baa1		300	2.10%, 12/8/04(f)	299,971
			Arch Western Finance LLC, Sr. Notes,
Ba3		50	6.75%, 7/1/13	53,125
			Century Aluminum Co., Gtd. Notes,
B1		75	7.50%, 8/15/14	79,500
			CSN Islands VII Corp. (Cayman Islands), Gtd. Notes,
B1		80	10.75%, 9/12/08	88,800
			Foundation PA Coal Co., Sr. Notes,
B1		50	7.25%, 8/1/14	53,438
			IMCO Recycling Escrow Inc., Sr. Notes,
NR		25	9.00%, 11/15/14	25,000
			Ispat Inland ULC, Ser. WI,
B3		155	9.75%, 4/1/14	188,325
			Russel Metals Inc.(Canada), Sr. Notes,
Ba3		100	6.375%, 3/1/14	100,000
			United States Steel LLC, Sr. Notes,
B1		89	10.75%, 8/1/08	105,465

				1,044,249

Non Captive Finance 0.9%
			Ford Motor Credit Co., Notes,
A3		400	7.50%, 3/15/05	407,088
			General Electric Capital Corp., (Japan) Sr. Unsub.,
Aaa	JPY	8,000	0.10%, 12/20/05	75,322
			General Motors Acceptance Corp.,
A3		$300	7.50%, 7/15/05	309,931
			General Motors Acceptance Corp., Notes,
A3		1,000	6.875%, 9/15/11	1,040,985

				1,833,326

Packaging 0.4%
			Anchor Glass Container Corp., Sec’d. Notes,
B2		75	11.00%, 2/15/13	83,625
			Berry Plastics, Sr. Sub. Notes,
B3		100	10.75%, 7/15/12	115,000
			Crown Euro Holdings SA (France), Sec’d. Notes,
B1		100	9.50%, 3/1/11	114,000
			Graham Packaging Co., Inc. Sr. Notes,
Caa1		25	8.50%, 10/15/12	26,250
			Graham Packaging Co., Inc., Sr. Notes,
Caa2		50	9.875%, 10/15/14	53,000
			Greif Brothers Corp., Sr. Sub. Notes,
B2		175	8.875%, 8/1/12	194,688
			Owens-Brockway Glass Containers, Sec’d. Notes,
B2		180	8.75%, 11/15/12	202,950
			Portola Packaging,
B2		80	8.25%, 2/1/12	62,800

				852,313

Paper 0.4%
		Abitibi-Consolidated Co.,
Ba3	125	5.25%, 6/20/08	122,969
		Boise Cascade,
B2	40	7.125%, 10/15/14	41,752
		Caraustar Industries, Inc., Gtd. Notes,
Caa1	25	9.875%, 4/1/11	27,125
		Cascades, Inc. (Canada),
Ba1	60	7.25%, 2/15/13	64,800
		Cellu Tissue Holdings, Inc., Sec’d. Notes,
B2	100	9.75%, 3/15/10	104,500
		Georgia-Pacific Corp., Notes,
Ba3	75	7.50%, 5/15/06	79,406
Ba3	20	8.125%, 5/15/11	23,350
Ba3	100	8.875%, 5/15/31	123,249
		Millar Western Forest Products Ltd. (Canada),
B2	75	7.75%, 11/15/13	80,063
		Tembec Industries, Inc. (Canada), Gtd. Notes,
Ba3	30	7.75%, 3/15/12	29,400
Ba3	25	8.50%, 2/1/11	25,563
Ba3	25	8.625%, 6/30/09	25,438

			747,615

Pipelines & Other 0.8%
		AmeriGas Partners, LP, Sr. Notes,
B2	75	8.875%, 5/20/11	82,125
		EL Paso Corp., Gtd. Notes,
B3	210	7.75%, 6/1/13	218,925
		Sr. Notes,
Caa1	25	7.00%, 5/15/11	25,125
Caa1	150	7.75%, 1/15/32	138,000
		Ferrellgas Partners LP, Notes,
B2	40	8.75%, 6/15/12	43,500
		MarkWest Energy Partners LP, Sr. Notes,
B1	25	6.875%, 11/1/14	25,500
		Pacific Energy Partners LP, Sr. Notes,
Ba2	50	7.125%, 6/15/14	54,250
		Petroleos Mexicanos, (Mexico), Gtd. Notes,
Baa1	250	9.25%, 3/30/18	303,749
		Plains All American Pipeline LP, Gtd. Notes,
Baa3	20	7.75%, 10/15/12	23,707
		Southern Natural Gas, Notes,
B1	50	8.875%, 3/15/10	56,313
		Tennessee Gas Pipeline, Debs.,
B1	160	7.00%, 3/15/27 - 10/15/28	164,025
B1	125	7.625%, 4/1/37	126,719
		TranMontaigne, Inc., Sr. Sub. Notes,
B3	40	9.125%, 6/1/10	44,500
		Williams Companies., Inc., (The),
B3	150	7.125%, 9/1/11	168,000
B3	45	8.125%, 3/15/12	52,875

			1,527,313

Retailers 0.4%
		Asbury Automotive Group, Inc., Sr. Sub. Notes,
B3	25	8.00%, 3/15/14	24,375
		AutoNation, Inc., Sr. Notes,
Ba2	15	9.00%, 8/1/08	17,250
		Finlay Fine Jewelry Corp., Sr. Notes,
B1	75	8.375%, 6/1/12	81,938
		Group 1 Automotive, Inc., Sr. Sub. Notes,
B1	75	8.25%, 8/15/13	79,313
		JC Penney Co., Inc., Debs.,
Ba2	225	7.40%, 4/1/37	240,187
		Jean Coutu Group, Inc., (Canada),
		Sr. Notes,
B2	25	7.625%, 8/1/12	26,438
		Sr. Sub. Notes,
B3	50	8.50%, 8/1/14	51,000
		Lazy Days RV Center, Inc., Sr. Notes,
B3	120	11.75%, 5/15/12	126,599
		Pantry, Inc., Sr. Sub. Notes,
B3	50	7.75%, 2/15/14	52,250
		Saks, Inc., Notes,
Ba3	90	7.375%, 2/15/19	89,100
		Sonic Automotive, Inc., Sr. Sub. Notes,
B2	30	8.625%, 8/15/13	31,725
		Toys R’Us, Inc.,
Ba2	25	7.875%, 4/15/13	25,063

			845,238

Technology 0.4%
		Fairchild Semiconductor International, Inc., Sr. Sub. Notes,
B2	100	10.50%, 2/1/09	107,000
		Iron Mountain, Inc., Gtd. Notes,
B3	125	8.625%, 4/1/13	135,312
		Lucent Technologies, Inc., Notes,
B2	20	5.50%, 11/15/08	20,500
		Nortel Networks, Ltd. (Canada) Notes,
B3	25	6.125%, 2/15/06	25,563
		Sanmina-SCI Corp., Sec’d. Notes,
Ba2	95	10.375%, 1/15/10	111,388
		UGS Corp., Sr. Sub. Notes,
B3	100	10.00%, 6/1/12	111,999
		Unisys Corp., Sr. Notes,
Ba1	75	8.125%, 6/1/06	79,688
		Xerox Corp., Sr. Notes,
Ba2	100	6.875%, 8/15/11	106,750
Ba2	75	7.625%, 6/15/13	82,500

			780,700

Telecommunications 1.8%
		Alamosa Delaware, Inc.,
Caa1	75	8.50%, 1/31/12	79,500
		Gtd. Notes,
Caa1	50	11.00%, 7/31/10	58,500
		AT&T Corp., Sr. Notes,
Ba1	153	8.05%, 11/15/11	175,375
Ba1	15	8.75%, 11/15/31	17,363
		BellSouth Corp., Notes,
Aa3	400	4.119%, 4/26/21	403,118
		Centennial Communications,
Caa1	100	8.625%, 2/1/14	101,000
		Cincinnati Bell, Inc., Sr. Sub. Notes,
B3	50	8.375%, 1/15/14	47,750

		Citizens Communications Co., Notes,
Ba3	30	9.25%, 5/15/11	34,500
		Crown Castle International Corp., Sr. Notes,
B3	125	7.50%, 12/1/13 - 12/1/13	133,750
B3	50	9.375%, 8/1/11	56,750
		Dobson Cellular Systems, FRN
B2	25	11/1/11(f)	25,688
		Eircom Funding (Ireland),
B1	50	8.25%, 8/15/13	55,625
		MCI, Inc., Sr. Notes,
NR	69	5.908%, 5/1/07	68,828
NR	94	6.688%, 5/1/09	92,708
NR	9	7.735%, 5/1/14	8,674
		Nextel Communications, Inc., Sr. Notes,
Ba3	50	5.95%, 3/15/14	51,125
Ba3	235	7.375%, 8/1/15	260,849
		Qwest Capital Funding, Inc., Gtd. Notes,
Caa2	100	7.25%, 2/15/11	93,250
		Qwest Corp., Sr. Notes,
Ba3	100	7.875%, 9/1/11	106,500
		Qwest Services Corp., Notes,
Caa1	287	14.00%, 12/15/10	340,812
		SABA Communications Corp., Zero Coupon (until 12/15/07),
Caa1	100	9.75%, 12/15/11	84,250
		SBC Communications, Inc., Notes,
A2	700	4.206%, 6/5/21	707,111
		Tritel PCS, Inc., Sr. Sub. Disc. Notes,
Baa2	128	10.375%, 1/15/11	145,356
		UbiquiTel Operating Co., Sr. Notes,
Caa1	50	9.875%, 3/1/11	54,126
		US Unwired, Inc., Ser. B, Sec’d Notes, FRN
B2	25	6.13%, 6/15/10(f)	25,688
		Verizon Wireless Capital, FRN
A3	300	1.81%, 5/23/05(f)	299,902

			3,528,098

Tobacco 0.1%
		DIMON, Inc., Sr. Notes,
B1	75	9.625%, 10/15/11	80,063
		North Atlantic Trading Co., Sr. Notes,
B2	75	9.25%, 3/1/12	72,750
		Standard Commercial Corp., Sr. Notes,
Ba3	75	8.00%, 4/15/12	77,250

			230,063

		Total corporate bonds	31,504,091

CONVERTIBLE BONDS
Capital Goods
		Tyco International Group SA,
Baa3	25	2.75%, 1/15/18	35,281
Baa3	25	3.125%, 1/15/23	37,532

			72,813

Technology
		Nortel Networks Corp.
B3	20	4.25%, 9/1/08	19,225

		Total convertible bonds	92,038

MORTGAGE-RELATED SECURITIES 2.7%
		ACE Securities Corp., Ser. 2004, Class 2A, FRN,
Aaa	655	2.0425%, 4/25/34(f)	655,100
		American Express Credit Account Master Trust 2000-5, FRN,
Aaa	900	2.01%, 4/15/08(f)	901,057
		Ameriquest Mortgage Securities, Ser. 2004, Class R2 A, FRN,
Aaa	501	2.0225%, 4/25/34(f)	501,116
		Home Equity Mortgage Trust, 2004-4 A2 , FRN,
NR	369	2.0825%, 12/25/34(f)	368,979
		Honda Auto Receivables Owners Trust, Ser. 2004-3, Class A1,
NR	500	2.0925%, 11/18/05	499,922
		Mellon Residential Funding Corp., FRN, Ser. 199, Class A-3,
Aaa	86	2.7879%, 7/25/29	85,508
		Quest Capital Funding, Inc., FRN, Gtd. Notes,
Aaa	322	2.4925%, 6/25/34(f)	321,305
		Vendee Mortgage Trust, FRN, Ser. 2000-1, Class 1A,
NA	394	6.8168%, 1/15/30(f)	414,708
		Washington Mutual 2003-R1 A1, FRN,
Aaa	1,743	2.025%, 12/25/27(f)	1,741,203
		Washington Mutual, Ser. 2002-S2, Class 3A-1,
Aaa	36	6.00%, 3/25/17	36,301

		Total mortgage-related securities	5,525,199

MUNICIPAL BONDS 2.0%
		Chicago Illinois, Project & Refunding, Ser. A,
Aaa	400	5.00%, 1/1/41	406,212
		Florida St. Board of Ed.,
Aa2	400	5.00%, 6/1/32	411,580
		Georgia State Road & Tollway Auth. Rev.,
Aaa	200	5.00%, 3/1/21	212,856
		Golden State Tobacco Settlement Rev.,
Baa2	250	6.25%, 6/1/33	238,485
Baa2	100	6.75%, 6/1/39	98,680
		Massachusetts St. Water Res. Auth., Ser. J,
Aaa	250	5.00%, 8/1/32	255,960
		New Jersey, Tobacco Settlement Financing Corp.,
Baa2	300	6.00%, 6/1/37	265,119
Baa2	250	6.375%, 6/1/32	236,220
		New York St. Dormitory Auth. Revs.,
Aa2	500	6.65%, 8/15/30	582,475
		San Antonio Water Rev.,
Aaa	400	5.00%, 5/15/25	414,740
		South Carolina St. Hwy., Ser. B,
Aaa	200	5.00%, 4/1/17	216,878
		South Central Connecticut Regional Water Auth.,
Aaa	600	5.00%, 8/1/26	627,972

		Total municipal bonds	3,967,177

U.S. GOVERNMENT AND AGENCY SECURITIES 15.9%
		Federal Home Loan Mortgage Corp.,
	31	3.68%, 8/1/23(c)(d)(f)	32,196
	242	5.00%, 9/15/16(c)(d)	247,442
	411	6.00%, 9/1/22(c)(d)	428,610
	304	10.00%, 5/15/20(c)(d)	304,652
		Federal National Mortgage Association,

		158	4.099%, 5/1/36(c)(d)(f), FRN	162,205
		83	4.50%, 8/1/33(c)(d)	80,442
		4,000	4.50%, 11/15/33 TBA	3,882,500
		100	5.00%, 1/1/19(c)(d)	102,419
		361	6.00%, 5/1/16 - 12/1/17(c)(d)	379,324
		99	6.50%, 9/1/05 - 1/1/16(c)(d)	104,785
		174	7.50%, 1/1/32(c)(d)	186,729
		59	8.00%, 8/25/22(c)(d)	64,239
		5,500	5.00%, 11/1/34 TBA	5,479,375
		6,500	5.50%, 11/1/33 TBA	6,617,812
			Government National Mortgage Association,
		83	4.50%, 8/15/33 - 9/15/33(c)(d)	81,283
		17	4.75%, 9/20/22(c)(d)(f), FRN	17,126
		239	8.50%, 2/20/30 - 6/15/30(c)(d)	261,832
			United States Inflation Index Bonds,
		1,538	2.00%, 1/15/14(c)(d)	1,594,289
		359	3.375%, 1/15/07(c)(d)	384,437
		3,049	3.625%, 1/15/08(c)(d)	3,363,071
		219	3.875%, 4/15/29(c)(d)	291,155
			United States Treasury Bonds,
		575	7.50%, 11/15/16(c)(d)	744,692
		20	8.125%, 8/15/19(c)(d)	27,623
		300	11.25%, 2/15/15(c)(d)	479,543
		400	12.00%, 8/15/13(c)(d)	526,547
			United States Treasury Notes,
		5,800	2.50%, 9/30/06(c)(d)	5,795,243
		300	3.875%, 5/15/09(c)(d)	308,438
			United States Treasury Strip,
		600	Zero Coupon, 11/15/16 - 2/15/22(c)(d)	267,322

			Total U.S. government and agency securities	32,215,331

FOREIGN GOVERNMENT SECURITIES 4.5%
			Deutsche Bundesrepublik (Germany),
Aaa	EUR	600	6.50%, 7/4/27	976,257
			France Government Bond,
NR	EUR	1,000	5.00%, 4/25/12	1,384,646
			Government of Panama,
Ba1		$300	9.625%, 2/8/11	342,750
			Italy Government International Bond,
Aa2	JPY	7,000	5.00%, 12/15/04	66,289
			Republic of Brazil,
B2		$958	8.00%, 4/15/14 BRB	949,147
B1		45	8.25%, 1/20/34	40,545
B1		55	10.00%, 8/7/11	60,225
			Republic of Brazil, FRN
B2		48	3.0625%, 4/15/06(f)	48,058
			Republic of Columbia,
Ba2		75	10.00%, 1/23/12	83,625
			Russian Government Bonds,
NR		1,550	5.00%, 3/31/30	1,550,000
			United Kingdom Treasury Bond
AAA(e)	GBP	200	5.00%, 3/7/12	372,690
NR	GBP	1,600	5.00%, 9/7/14	2,991,780
			United Mexican States,
Baa2		$325	5.875%, 1/15/14	332,638

			Total foreign government securities	9,198,650

	Units
Warrants (a)
	166	Gentek, Inc. Warrant B, expiring 10/31/08,	789
	81	Gentek, Inc. Warrant C, expiring 10/31/10,	360
	776	McLeodUSA, Inc. expiring 4/16/07,	60
	300,000	United Mexican States, Ser. C expiring 6/30/05,	6,030
	300,000	United Mexican States, Ser. D expiring 6/30/06,	7,110
	300,000	United Mexican States, Ser. E expiring 6/30/07,	6,510

		Total warrants	20,859

		Total long-term investments (cost $144,602,636)	161,400,600

SHORT-TERM INVESTMENT 27.6%
COMMERCIAL PAPER 22.7%
		ABN AMRO, Inc., Disc. Note,
P-1	900	1.93%, 1/24/05	895,716
		ANZ (Delaware), Inc., Disc. Note,
P-1	600	1.64%, 11/18/04	599,492
		ASB Bank Ltd., Disc. Note,
P-1	500	1.73%, 12/3/04	499,180
P-1	500	2.04%, 2/14/05	496,970
		Bank of Ireland, Disc. Note,
P-1	800	1.75%, 12/6/04	798,522
P-1	1,200	1.785%, 12/8/04	1,197,757
		Barclays U.S. Funding, Disc. Note,
P-1	1,600	1.80%, 12/8/04	1,597,060
P-1	1,000	1.85%, 12/16/04	997,670
P-1	100	1.92%, 12/20/04	99,741
		CBA (DE) Finance, Disc. Note,
P-1	1,700	1.64%, 11/16/04	1,698,671
		CDC Corp., Disc. Note,
	1,200	1.64%, 11/17/04	1,199,057
P-1	1,500	2.04%, 2/22/05	1,490,145
		Danske Corp., Disc. Note,
P-1	400	1.64%, 11/19/04	399,636
P-1	400	1.85%, 12/27/04	398,774
P-1	200	1.90%, 12/20/04	199,482
P-1	1,400	2.04%, 2/14/05	1,391,516
		Dexia Delaware LLC, Disc. Note,
P-1	100	1.81%, 12/13/04	99,779
P-1	100	1.83%, 12/23/04	99,704
P-1	500	2.01%, 1/21/05	497,710
		DNB Bank, Disc. Note,
P-1	300	1.81%, 12/20/04	299,211
P-1	2,000	1.84%, 12/23/04	1,994,387
		EI DuPont Nemours, Disc. Note,
P-1	1,400	1.88%, 12/20/04	1,396,374
		European Investment Bank, Disc. Note,
P-1	700	1.79%, 12/13/04	698,456
		Ford Motor Credit Co., Disc. Note,
P-1	400	2.52%, 4/7/05	395,684
		Fortis Funding LLC, Disc. Note,
P-1	2,400	2.00%, 1/21/05	2,389,008
		General Electric Capital Corp., Disc. Note,
P-1	1,100	1.80%, 12/16/04	1,097,437
		General Motors Corp., Disc. Note,
P-1	100	2.49%, 4/5/05	98,926
		HBOS Treasury Services, Disc. Note,
P-1	100	1.61%, 11/10/04	99,957
P-1	400	1.62%, 11/2/04	399,982

P-1	1,600	1.78%, 12/7/04 - 12/8/04	1,597,036
		ING US Funding LLC, Disc. Note,
P-1	400	1.59%, 11/8/04	399,876
		ING US Funding LLC, Disc. Note,
P-1	1,100	1.79%, 12/10/04	1,097,786
		Nordea North America Inc., Disc. Note,
P-1	1,200	1.91%, 1/18/05	1,194,648
		Royal Bank of Canada, Disc. Note,
P-1	2,400	1.81%, 12/22/04	2,393,617
		Royal Bank of Scotland PLC, Disc. Note,
P-1	100	1.63%, 11/3/04	99,991
P-1	1,100	2.02%, 1/21/05	1,094,962
		Spintab AB, Disc. Note,
P-1	300	1.62%, 11/1/04	300,000
P-1	100	1.71%, 12/3/04	99,848
		Stadshypotek, (DE), Disc. Note,
P-1	300	1.59%, 11/8/04	299,908
		Svenska Handelsbank PLC, Disc. Note,
P-1	300	1.61%, 11/10/04	299,879
P-1	300	1.62%, 11/4/04	299,959
P-1	1,300	1.79%, 12/8/04	1,297,570
P-1	600	1.80%, 12/15/04	598,637
		Swedbank, Disc. Note,
P-1	2,200	1.80%, 12/20/04	2,194,211
		Swedish National Housing, Disc. Note,
P-1	2,400	1.62%, 11/10/04	2,399,026
		UBS Finance (Delaware) LLC, Disc. Note,
P-1	300	1.57%, 11/9/04	299,895
P-1	200	1.78%, 12/14/04	199,544
P-1	2,200	1.84%, 11/1/04	2,186,116
P-1	100	2.03%, 2/22/05	99,343
		Unicredit (Delaware) Inc., Disc. Note,
P-1	600	1.64%, 11/5/04	599,891
P-1	1,400	1.99%, 1/31/05	1,392,692
		Westpac Capital, Corp., Disc. Note,
P-1	100	1.64%, 11/23/04	99,887
P-1	400	1.65%, 12/6/04	399,358
		Westpac Trust, Disc. Note,
P-1	1,600	1.68%, 11/26/04	1,597,947

		Total commercial paper	46,067,631

U.S. GOVERNMENT AND AGENCY SECURITIES 1.2%
		Federal National Mortgage Association,
	900	11/17/04 - 12/15/04	898,725
		United States Treasury Bill,
	1,490	12/2/04 - 12/16/04	1,487,466

		Total U.S. government and agency securities	2,386,191

	Shares
MUTUAL FUND 3.7%
	7,480,110	Dryden Core Investment Fund - Taxable Money Market Series	7,480,110

		Total short-term investment (cost $55,937,878)	55,933,932

Contracts
OUTSTANDING OPTIONS PURCHASED
Put Options
57	Euribor Futures, expiring 11/23/2004 @ $107.25	725
7	Euribor Futures, expiring 12/13/04 @ $94.50	111
25	Euro Futures, expiring 3/14/05 @ $93.25	313

		1,149

Notional Amount (000)
Swap Options
Call Options
500	Swap Option 3 month LIBOR, expiring 4/27/09 @ 5.75%	45,301

Put Options
500	Swap Option 3 month LIBOR, expiring 4/27/09 @ 6.25%	28,297

	Total outstanding options purchased (cost $61,983)	74,747

	Total Investments, Before Outstanding Options Written and Securities Sold Short 107.0% (cost $200,602,497)	217,409,279

Contracts
OUTSTANDING OPTIONS WRITTEN (0.1)%
Call Options
(94)	United States Treasury Notes 10 yr. Futures, 11/26/04 @ $115	(22,031)

Put Options
(5)	90 Day LIBOR, expiring 12/21/2005 @ 94.25	(573)
(58)	United States Treasury Notes 10 yr. Futures, 11/26/04 @ $109	(1,812)
(36)	United States Treasury Notes 10 yr. Futures, 11/26/04 @$108	(563)

		(2,948)

Notional Amount (000)
Swap Options (0.1)%
Call Options
(1,300)	Swap Option 3 month LIBOR, expiring 10/31/05 @ 4.00%	(16,572)
(2,900)	Swap Option 3 month LIBOR, expiring 7/07/06 @ 4.00%	(40,498)
(3,000)	Swap Option 3 month LIBOR, expiring 9/23/05 @ 4.00%	(37,383)

		(94,453)

Put Options (0.1)%
(1,300)	Swap Option 3 month LIBOR, expiring 10/31/05 @ 7.00%	(1,652)
(2,900)	Swap Option 3 month LIBOR, expiring 7/03/06 @ 6.00%	(34,669)
(3,000)	Swap Option 3 month LIBOR, expiring 9/23/05 @ 7.00%	(2,706)

		(39,027)

	Total outstanding options written (premiums received $372,470)	(158,459)

Principal Amount (000)
SECURITIES SOLD SHORT (2.1)%
	United States Treasury Notes,
(1,000)	3.875%, 2/15/13	(1,000,312)
(1,400)	4.00%, 11/15/12	(1,415,532)
(500)	4.375%, 5/15/07	(520,410)
(1,200)	4.875%, 2/15/12	(1,286,016)

		(4,222,270)

	Total securities sold short (proceeds $4,196,131)	(4,222,270)

	Total Investments, Net of Outstanding Call Options Written and Securities Sold Short 104.8% (cost $196,033,896(g))	213,028,550
	Variation Margin on Open Futures Contracts (h)	(11,688)
	Unrealized Depreciation on Forward Foreign Currency Contracts (i)	(13,408)
	Unrealized Depreciation on Swap Agreements (j)	(42,939)

	Liabilities in excess of other assets (4.8%)	(9,681,676)

	Net Assets 100.0%	$203,278,839

The following abbreviations are used in the schedule of investments descriptions:

ADR- American Depository Receipt.

BRB- Brady Bond.

EUR- Euro Dollar

FRN- Floating Rate Note

GBP- Great British Pounds.

JPY- Japanese Yen

MTN- Medium Term Note

TBA- Securities Purchased (sold) on a forward commitment basis.

(a)	Non-income producing security.
(b)	Represents issuer in default on interest payments, non-income producing security.
(c)	Pledged as initial margin on financial futures contracts, short sells and written options.

(d)	All or portion of security segregated as collateral for TBA.
(e)	S&P rating
(f)	Rate shown reflects current rate on variable rate instrument.
(g)	The United States federal income tax basis of the Fund’s investments was $196,829,732, accordingly, net unrealized appreciation on investments for federal income tax purposes was $16,198,818 (gross unrealized appreciation - $17,967,071; gross unrealized depreciation - $1,768,253). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(h)	Open futures contracts at October 31, 2004:

Number of Contracts	Type	Expiration Date	Value at October 31, 2004	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions
88	Euro-BOBL	Dec. 2004	$12,574,259	$12,442,470	$131,789
71	10 Yr. US T-Note	Dec. 2004	8,062,937	7,753,609	309,328
40	5 Yr. US T-Note	Dec. 2004	4,455,000	4,372,609	82,391
40	90 Day Euro	Dec. 2004	9,767,500	9,769,500	(2,000)
38	Euro-BOBL	Dec. 2004	5,652,631	5,640,451	12,180
28	90 Day Euro	Dec. 2005	6,784,050	6,728,800	55,250
16	10 Yr. US T-Note	Mar. 2005	1,807,250	1,805,750	1,500
10	2 Yr. US T-Note	Dec. 2004	2,117,656	2,116,190	1,466
4	90 Day Euro	Jun. 2005	972,950	971,750	1,200
3	90 Day GBP LIBOR	Mar. 2005	653,169	660,828	(7,659)

					$585,445

	Short Positions
17	US T-Bond	Dec. 2004	1,935,344	1,894,039	$(41,305)

(i)	Foreign currency exchange contracts outstanding at October 31, 2004:

Sales Contracts

Description	Par Amount		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Euros, Expiring 12/09/04	EUR	929,000	$1,169,393	$1,181,734	$(12,341)
Pound Sterling, Expiring 12/14/04	GBP	187,000	342,070	342,640	(570)
Japanese Yen, Expiring 1/27/05	JPY	8,000,000	74,840	75,337	(497)

			$1,586,302	$1,599,711	$(13,408)

SP Conservative Growth 10/31/04

(j)	Swap agreements outstanding at October 31, 2004:

Interest Rate Swaps

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
JP Morgan (1)	3/15/2032	EUR	1,100,000	4.00%	6 month LIBOR	$14,100
JP Morgan (1)	3/15/2007	EUR	600,000	4.00%	6 month LIBOR	6,253
Merrill Lynch & Co. (1)	3/15/2007	EUR	100,000	4.00%	6 month LIBOR	1,781
Goldman Sachs (1)	12/21/2007	EUR	500,000	4.00%	6 month LIBOR	3,771
Barclays (1)	3/15/2007	EUR	100,000	4.00%	6 month LIBOR	1,546
Barclays (1)	12/21/2007	EUR	500,000	4.00%	6 month LIBOR	5,207
JP Morgan (1)	6/17/2010	EUR	400,000	4.00%	6 month LIBOR	7,347
UBS Warburg, LLC (1)	6/17/2010	EUR	400,000	4.00%	6 month LIBOR	7,347
UBS Warburg, LLC (2)	12/15/2014	EUR	3,700,000	5.00%	6 month LIBOR	(269,069)
Barclays (2)	12/18/2034	GBP	500,000	5.00%	6 month LIBOR	(8,743)
JP Morgan (1)	6/18/2034	EUR	700,000	6.00%	6 month LIBOR	24,466
Merrill Lynch & Co. (1)	12/15/2009		$1,100,000	4.00%	3 month LIBOR	34,597
Goldman Sachs (1)	6/15/2008	GBP	100,000	5.00%	6 month LIBOR	939
Barclays (2)	3/15/2032	GBP	900,000	5.00%	6 month LIBOR	(3,695)
UBS Warburg, LLC (1)	12/15/2007		$1,500,000	4.00%	3 month LIBOR	22,193
Goldman Sachs (1)	12/15/2009		$3,100,000	4.00%	3 month LIBOR	98,897
UBS Warburg, LLC (2)	12/16/2014		$4,800,000	5.00%	3 month LIBOR	8,478
UBS Warburg, LLC (1)	12/16/2019		$6,000,000	6.00%	3 month LIBOR	(4,629)

						$(49,214)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swaps

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley (1)	12/20/2008	$200,000	0.26%	Allstate Corp., 6.125%, due 2/15/12	$(660)
UBS Warburg LLC (1)	12/20/2008	300,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	5,878
Citigroup (1)	12/20/2008	200,000	0.28%	Eaton Corp., 5.75%, due 7/15/12	(951)
Barclays Bank PLC (1)	12/20/2008	200,000	0.16%	Eli Lilly & Co., Inc., 6.00%, due 3/15/12	302
Citigroup (1)	12/20/2008	100,000	0.29%	FedEx Corp., 7.25%, due 2/15/11	72
Lehman Brothers (1)	12/20/2008	100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(2,124)
Bear Stearns & Co (1)	12/20/2008	200,000	0.32%	Hewlett Packard Co., 6.50%, due 7/1/12	(493)
Lehman Brothers (1)	12/20/2008	200,000	0.12%	Home Depot, Inc., 5.375%, due 4/1/06	(116)
Merrill Lynch & Co (1)	12/20/2008	100,000	0.32%	Ingersoll-Rand Co., 6.48%, due 6/1/25	(293)
Lehman Brothers (1)	12/20/2008	200,000	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(130)
Lehman Brothers (1)	12/20/2008	100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(941)
Lehman Brothers (1)	12/20/2008	100,000	0.35%	Masco Corp., 5.875%, due 7/15/12	(77)
Lehman Brothers (1)	12/20/2008	100,000	0.48%	Northrop Gruman Corp., 7.125%, due 2/15/11	(727)
Lehman Brothers (1)	12/20/2008	100,000	0.35%	Radioshack Corp., 7.375%, due 5/15/11	(6)
Barclays Bank PLC (1)	12/20/2008	100,000	0.67%	The Walt Disney Co., 6.375%, due 3/1/12	(1,404)
Citigroup (1)	12/20/2008	300,000	0.14%	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	157
Lehman Brothers (1)	12/20/2008	100,000	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	1,104
Lehman Bros. (1)	6/20/2009	500,000	0.40%	Republic of China, 6.80%, due 5/23/11	(2,419)
Morgan Stanley (1)	12/20/2008	100,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(91)
Bank of America (1)	12/20/2008	100,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(65)
Lehman Brothers (1)	12/20/2008	100,000	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(79)
Bear Stearns & Co (2)	6/20/2005	2,000,000	0.69%	General Motors Corp. 7.125%, due 7/15/13	(2,974)
Bear Stearns & Co (2)	6/20/2005	2,000,000	0.55%	General Motors Corp. 6.875%, due 8/28/12	5,429

					$(608)

(1)	Portfolio pays the fixed rate.
(2)	Portfolio pays receives the fixed rate.

Total Return swap

Counterparty	Termination Date	Notional Amount (000)	Return Received	Return Paid	Unrealized Appreciation
Bank of America	1/1/05	$1,500	Lehman Bros. CMBS Index	1 month LIBOR minus .33%	$6,883

Strategic Partners High Growth Portfolio

Schedule of Investments

As of October 31, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 93.8%
COMMON STOCK 93.4%
Aerospace/Defense 1.3%
6,560	DRS Technologies, Inc.(a)	$237,603
6,520	Engineered Support Systems, Inc.	313,221
21,100	Lockheed Martin Corp.	1,162,399
7,050	Moog, Inc. (Class A shares)(a)	264,587
11,500	Northrop Grumman Corp.	595,125
18,800	Smiths Group PLC (United Kingdom)	256,804

		2,829,739

Automobiles 1.0%
93,600	Nissan Motor Co., Ltd. (Japan)	1,053,320
22,800	Volkswagen AG (Germany)	1,012,195
6,100	Winnebago Industries, Inc.	191,540

		2,257,055

Beverages 0.7%
84,800	Diageo PLC (United Kingdom)	1,131,937
14,912	Heineken NV (Netherlands)	467,391

		1,599,328

Biotechnology 1.7%
15,700	Amgen, Inc.(a)	891,760
18,700	Genentech, Inc.(a)	851,411
28,000	Gilead Sciences, Inc.(a)	969,640
25,600	Medimmune, Inc.(a)	727,552
14,600	Serologicals Corp.(a)	345,290

		3,785,653

Building Products 0.4%
100	CRH PLC (United Kingdom)	2,385
22,577	CRH PLC (Ireland)	537,046
9,800	Watsco, Inc.	278,908

		818,339

Capital Markets 3.6%
38,000	Bank of New York Co., Inc. (The)	1,233,480
9,300	Goldman Sachs Group, Inc.	914,934
23,300	Lehman Brothers Holdings, Inc.	1,914,095
17,600	Mellon Financial Corp.	508,640
30,700	Merrill Lynch & Co., Inc.	1,655,958
66,000	Nomura Holdings, Inc. (Japan)	807,986
16,500	State Street Corp.	743,325

		7,778,418

Chemicals 1.5%
13,700	BASF AG (Germany)	854,798
50,600	Mosaic Co. (The)(a)	761,024
4,400	Scotts Co. (The) (Class A shares)(a)	282,568
20,000	Shin-Etsu Chemical Co. Ltd. (Japan)	759,017
8,900	Takeda Chemical Industries Ltd. (Japan)	429,118
4,300	Valspar Corp.	200,638

		3,287,163

Commercial Banks 5.4%
24,720	Allied Irish Banks PLC (Ireland)	429,225
4,600	Allied Irish Banks PLC (United Kingdom)	80,106
6,900	Astoria Financial Corp.	269,721
47,638	Bank of America Corp.	2,133,706
26,900	Bank of Ireland (Ireland)	367,845
34,400	Bank of Ireland (United Kingdom)	470,404
16,300	BankUnited Financial Corp. (Class A shares)(a)	484,925
113,400	Barclays PLC (United Kingdom)	1,105,405
42,190	Credit Agricole SA (France)	1,232,749
34,600	Den Norske Bank (Norway)	292,310
3,900	Hibernia Corp. (Class A shares)	113,100
110,784	HSBC Holdings PLC (United Kingdom)	1,785,293
10,100	Nara Bancorp, Inc.	193,011
80,250	Overseas-Chinese Banking Corp., Ltd. (Singapore)	665,035
6,180	PrivateBancorp., Inc.	199,923
46,200	Royal Bank of Scotland Group PLC (United Kingdom)	1,358,669
9,960	Southwest Bancorp of Texas, Inc.(a)	233,462
77,000	Sumitomo Trust & Banking Co., Ltd. (The) (Japan)	448,121

		11,863,010

Commercial Services & Supplies 2.5%
26,800	Administaff, Inc.(a)	306,860
23,600	Allied Waste Industries, Inc.(a)	192,576
5,100	Apollo Group, Inc. (Class A shares)(a)	336,600
28,300	Cendant Corp.	582,696
6,800	Global Payments, Inc.	372,368
2,600	Huron Consulting Group Inc.(a)	50,700
6,400	Kelly Services, Inc. (Class A shares)	172,256
23,750	Kforce, Inc.(a)	251,513
7,360	Laureate Education, Inc.(a)	288,659
9,350	Navigant Consulting, Inc.(a)	232,535
1,400	Paychex, Inc.	45,912
11,250	Providence Service Corp. (The)(a)	207,900
191,100	Rentokil Initial PLC (United Kingdom)	542,737
9,900	Republic Services, Inc.	304,920
3,100	School Specialty, Inc.(a)	126,852
22,750	Scientific Games Corp.(a)	481,845
24,700	ThermoGenesis Corp.(a)	137,950
29,000	Waste Management, Inc.	825,919

		5,460,798

Communication Equipment 2.4%
53,100	Cisco Systems, Inc.(a)	1,020,051
112,700	Nokia Oyj (Finland)	1,733,222
173,900	Nortel Networks Corp. (Canada)(a)	589,521
40,300	NTN Communications, Inc.(a)	106,795
21,300	Qualcomm, Inc.	890,553
9,300	Research In Motion Ltd.(a)	820,260

		5,160,402

Computer & Peripherals 2.0%
24,000	Apple Computer, Inc.(a)	1,260,720
34,400	Dell, Inc.(a)	1,206,064
21,047	Hewlett-Packard Co.	392,737
7,900	International Business Machines Corp.	709,025
4,700	Lexmark International, Inc.(a)	390,617
11,550	M-Systems Flash Disk Pioneers Ltd.(a)	162,393
14,550	Merge Technologies, Inc.(a)	261,391

		4,382,947

Consumer Finance 1.1%
34,300	American Express Co.	1,820,301
23,700	MBNA Corp.	607,431

		2,427,732

Distributors 0.1%
14,300	Beacon Roofing Supply, Inc.(a)	268,125

Diversified Financial Services 4.5%
8,300	Accredited Home Lenders Holding Co.(a)	299,464
7,100	Acom Co., Ltd. (Japan)	444,628
2,400	Aiful Corp.	239,119
24,600	AmeriCredit Corp.(a)	477,240
40,400	Citigroup, Inc.	1,792,547
33,120	Credit Suisse Group (Switzerland)	1,128,856
9,600	Eaton Vance Corp.	418,752
62,600	J.P. Morgan Chase & Co.	2,416,359
13,200	Jefferies Group, Inc.	529,716
11,290	Marlin Business Services, Inc.(a)	198,986
25,200	Principal Financial Group	951,552
12,500	Raymond James Financial, Inc.	326,250
14,750	Saxon Capital, Inc.(a)	283,200
5,550	Signature Bank	163,559
1,500	Student Loan Corp.	219,750

		9,889,978

Diversified Telecommunication Services 2.0%
11,700	Alltel Corp.	642,681
7,430	Applied Signal Technology, Inc.	225,055
68,100	Deutsche Telekom AG (Germany)	1,302,864
7,130	Safenet, Inc.(a)	218,392
52,600	SBC Communications, Inc.	1,328,675
14,800	Verizon Communications, Inc.	578,680

		4,296,347

Electric Utilities 2.8%
14,200	E.ON AG (Germany)	1,156,038
5,400	E.ON AG Sponsored ADR	440,370
59,500	Enel SpA	536,620
17,500	Exelon Corp.	693,350
7,300	FirstEnergy Corp.	301,709
30,500	PG&E Corp.(a)	977,220
12,150	PNM Resources, Inc.	282,852
121,000	Terna S.p.A (Italy)(a)	293,983
23,400	TXU Corp.	1,432,549

		6,114,691

Electrical Equipment 0.5%
47,000	Kesa Electricals PLC (United Kingdom)(a)	234,241
35,147	Koninklijke (Royal) Philips Electronics NV ADR (Netherlands)	829,347

		1,063,588

Electronic Equipment & Instruments 2.2%
59,700	Agilent Technologies, Inc.(a)	1,496,081
5,940	BEI Technologies, Inc.	177,547
3,950	Ceradyne, Inc.(a)	169,416
23,500	Checkpoint Systems, Inc.(a)	401,850
13,100	Fanuc Ltd. (Japan)	789,527
12,800	FLIR Systems, Inc.(a)	681,088
7,400	NEC Electronics Corp. (Japan)	360,976
29,400	Sanmina-SCI Corp.(a)	235,200
33,450	SRS Labs, Inc.(a)	231,140
15,150	Sypris Solutions, Inc.	209,070

		4,751,895

Energy Equipment & Services 3.2%
18,000	BJ Services Co.	918,000
5,950	Cal Dive International, Inc.(a)	210,690
8,900	ENSCO International, Inc.	271,895
33,600	GlobalSantaFe Corp.	991,200
35,100	Halliburton Co.	1,300,104
34,000	Schlumberger, Ltd.	2,139,960
8,400	Smith International, Inc.(a)	487,872
21,900	Superior Energy Services, Inc.(a)	282,291
7,700	Unit Corp.(a)	285,593

		6,887,605

Exchange Traded Fund 0.2%
7,550	iShares Russel 2000 Growth Index Fund	453,000

Food & Staples Retailing 1.6%
20,100	Carrefour SA (France)	877,756
10,700	Costco Wholesale Corp.	512,958
75,600	Kroger Co. (The)(a)	1,142,316
12,100	Whole Foods Market, Inc.	985,303

		3,518,333

Food Products 0.5%
61,100	Cadbury Schweppes PLC (United Kingdom)	506,590
63,900	Unilever PLC (United Kingdom)	537,415

		1,044,005

Gas Utilities 0.1%
11,400	Oneok, Inc.	305,748

Health Care Equipment & Supplies 2.0%
13,300	Abaxis, Inc.(a)	171,903
5,200	Advanced Neuromodulation Systems, Inc.(a)	165,516
8,200	Alcon, Inc. (Switzerland)	583,840
4,320	ArthroCare Corp.(a)	133,099
12,600	Chattem, Inc.(a)	421,596
12,400	Closure Medical Corp.(a)	211,544
10,300	Cooper Cos., Inc.	724,605
12,300	Guidant Corp.	819,426

9,500	Holologic, Inc.(a)	190,760
5,900	Intuitive Surgical, Inc.(a)	172,162
4,300	Laserscope(a)	116,358
39,850	Orthovita, Inc.(a)	175,340
5,450	PolyMedica Corp.	190,750
40,900	Spectranetics Corp.(a)	193,457

		4,270,356

Health Care Providers & Services 2.8%
7,400	Accredo Health, Inc.(a)	170,422
7,980	America Service Group, Inc.(a)	285,445
18,200	American Healthways, Inc.(a)	549,276
25,100	Caremark Rx Inc.(a)	752,247
3,290	Chemed Corp.	198,881
11,700	Cigna Corp.	742,482
11,900	Covance, Inc.(a)	472,668
15,400	Express Scripts, Inc.(a)	985,600
9,150	Kindred Healthcare, Inc.(a)	220,515
10,200	LabOne, Inc.(a)	306,000
11,695	Medco Health Solutions, Inc.(a)	396,577
6,300	Pediatrix Medical Group, Inc.(a)	354,375
13,900	Pharmaceutical Product Development, Inc.(a)	586,997

		6,021,485

Hotels, Restaurants & Leisure 1.6%
9,400	Brinker International, Inc.(a)	303,620
7,100	CEC Entertainment, Inc.(a)	269,942
20,300	McDonald’s Corp.	591,745
7,020	RARE Hospitality International, Inc.(a)	194,524
9,200	Sonic Corp.(a)	250,516
27,900	Starbucks Corp.(a)	1,475,352
12,500	WMS Industries, Inc.(a)	365,625

		3,451,324

Household Durables 1.8%
15,800	Harman International Industries, Inc.	1,898,844
18,100	Hovnanian Enterprises, Inc. (Class A shares)(a)	679,474
4,600	Meritage Corp.(a)	408,020
13,800	Snap-On, Inc.	405,444
8,000	Standard Pacific Corp.	449,200

		3,840,982

Household Products 0.7%
12,600	Kimberly-Clark Corp.	751,842
14,600	Procter & Gamble Co.	747,228

		1,499,070

Industrial Conglomerates 2.6%
94,200	General Electric Co.	3,214,104
8,300	Phelps Dodge Corp.	726,582
9,600	Siemens AG (Germany)	714,383
34,600	Tyco International Ltd. (Bermuda)	1,077,790

		5,732,859

Insurance 4.2%
13,950	Affirmative Insurance Holdings, Inc.(a)	236,243
12,100	Allstate Corp.	581,889
11,750	American International Group, Inc.	713,343
6,800	Commerce Group, Inc.	344,148
5,050	Delphi Financial Group (Class A shares)	206,394
36,300	Genworth Financial, Inc.	866,118
10,010	Infinity Property & Casualty Corp.	311,111
14,700	Loews Corp.	880,530
7,500	MBIA, Inc.	433,950
8,900	Philadelphia Consolidated Holding Corp.(a)	516,022
4,330	ProAssurance Corp.(a)	154,538
5,100	Protective Life Corp.	200,430
86,400	Prudential Corp. PLC (United Kingdom)	634,035
13,500	Swiss Reinsurance Co. (Switzerland)	825,877
25,942	The St. Paul Travelers Cos., Inc.	880,990
30,300	Tower Group, Inc.(a)	269,973
16,500	XL Capital, Ltd. (Class A shares)(Cayman Islands)	1,196,249

		9,251,840

Internet & Catalog Retail 0.9%
20,300	eBay, Inc.(a)	1,981,483

Internet Software & Services 2.1%
39,700	Digitas, Inc.(a)	357,300
3,700	Equinix, Inc.(a)	139,453
3,900	Google Inc (Class A shares)(a)	743,749
4,040	InfoSpace, Inc.(a)	212,100
7,400	j2 Global Communications, Inc.(a)	223,110
7,850	Jupitermedia Corp.(a)	155,705
24,300	Keynote Systems, Inc.(a)	341,780
8,900	RADWARE Ltd. (Israel)(a)	219,830
550	Shopping.com Ltd. (Isreal)(a)	14,834
23,900	Valueclick, Inc.(a)	222,031
56,600	Yahoo!, Inc.(a)	2,048,353

		4,678,245

IT Services 0.3%
28,900	Accenture Ltd. (Bermuda)(a)	699,669

Leisure Equipment & Products 0.1%
17,450	K2, Inc.(a)	283,039

Media 1.8%
24,400	CNET Networks, Inc.(a)	199,348
54,300	DIRECTV Group, Inc. (The)(a)	910,611
800	DreamWorks Animation SKG, Inc. (Class A shares)(a)	31,240
21,700	Emap PLC	312,521
24,900	Image Entertainment, Inc.(a)	134,460
7,850	Lagardere SA (France)	504,272
7,000	Scholastic Corp.(a)	212,240
21,100	Sinclair Broadcast Group, Inc. (Class A shares)	147,700
27,600	Univision Communications, Inc. (Class A shares)(a)	854,496
14,854	Viacom, Inc. (Class B shares)	542,023

		3,848,911

Metals & Mining 0.2%
4,400	Brush Wellman, Inc.(a)	68,640
17,900	Rio Tinto PLC (United Kingdom)	467,046

		535,686

Multi-utilities & Unregulated Power 0.8%
12,400	Dominion Resources, Inc.	797,568
27,800	Sempra Energy	932,412

		1,729,980

Multiline Retail 0.8%
36,800	Marks & Spencer Group PLC (United Kingdom)	242,069
29,500	Target Corp.	1,475,590

		1,717,659

Office Electronics 0.6%
92,100	Xerox Corp.(a)	1,360,317

Oil & Gas 8.2%
78,717	BP PLC (United Kingdom)	760,830
21,700	Cabot Oil & Gas Corp.	918,127
33,000	Chesapeake Energy Corp.	530,640
9,100	ENI S.p.A ADR (Italy)	1,041,313
55,000	ENI S.p.A (Italy)	1,245,336
9,600	ExxonMobil Corp.	472,512
45,650	Grey Wolf, Inc.(a)	236,467
12,000	Kerr-McGee Corp.	710,640
14,200	Key Energy Services, Inc.(a)	163,300
7,070	Maverick Tube Corp.(a)	186,436
24,200	Nexen, Inc. (Canada)	1,029,952
21,200	Occidental Petroleum Corp.	1,183,596
12,550	Oil States International, Inc.(a)	230,418
15,890	Patterson-UTI Energy, Inc.	305,565
36,000	Royal Dutch Petroleum Co. (Netherlands)	1,950,357
41,100	Statoil ASA (Norway)	593,173
51,000	Suncor Energy, Inc. (Canada)	1,739,100
21,500	Swift Energy Co.(a)	521,375
215,000	Tokyo Gas Co. Ltd. (Japan)	799,746
7,110	Total SA (Class B shares) (France)	1,474,216
17,333	Total SA ADR (France)	1,807,485

		17,900,584

Paper & Forest Products 1.1%
14,700	Boise Cascade Corp.	433,944
21,300	Georgia-Pacific Corp.	736,767
14,500	International Paper Co.	558,395
44,500	Stora Enso Oyj (Class R shares) (Finland)	633,423

		2,362,529

Personal Products 0.6%
18,300	Avon Products, Inc.	723,765
15,300	Estee Lauder Cos., Inc. (Class A shares)	657,135

		1,380,900

Pharmaceuticals 5.9%
11,650	Alexion Pharmaceuticals, Inc.(a)	207,894
10,400	Allergan, Inc.	744,224
14,500	AstraZeneca PLC ADR (United Kingtom)	597,400
4,450	Atherogenics, Inc.(a)	133,233
6,075	Barr Pharmaceuticals, Inc.(a)	228,724
6,380	Connetics Corp.(a)	171,494

13,200	Cypress Bioscience, Inc.(a)	138,732
38,700	Durect Corp.(a)	70,434
26,900	Eli Lilly & Co.	1,477,079
80,300	GlaxoSmithKline PLC (United Kingdom)	1,687,624
11,000	Inspire Pharmaceuticals, Inc.(a)	172,260
9,750	IVAX Corp.(a)	176,475
17,200	K-V Pharmaceutical Co. (Class A shares)(a)	342,624
31,408	Nabi Biopharmaceuticals(a)	435,001
38,900	Novartis AG ADR (Switzerland)	1,867,588
23,201	Pfizer, Inc.	671,669
12,900	QLT, Inc. (Canada)(a)	214,785
6,900	Rigel Pharmaceuticals, Inc.(a)	165,600
9,900	Roche Holding AG ADR (Switzerland)	1,008,581
9,600	Salix Pharmaceuticals Ltd.(a)	153,888
15,679	Sanofi-Synthelabo SA (France)	1,142,818
9,700	Schering AG (Germany)	620,646
11,600	Wyeth	459,940

		12,888,713

Real Estate Investment Trust 0.7%
12,650	Biomed Realty Trust, Inc.	229,977
7,600	Entertainment Properties Trust	303,240
67,000	Mitsubishi Estate Co. Ltd. (Japan)	706,027
5,300	SL Green Realty Corp.	290,546

		1,529,790

Road & Rail 0.2%
91	East Japan Railway Co. (Japan)	477,324

Semiconductor Equipment & Products 1.8%
8,950	Formfactor, Inc.(a)	209,878
26,100	Intel Corp.	580,986
31,300	Marvell Technology Group Ltd. (Bermuda)(a)	894,241
15,200	Maxim Integrated Products, Inc.	668,648
10,650	Microsemi Corp.(a)	165,501
20,250	O2 Micro International Ltd. (Cayman Islands)(a)	246,240
6,200	Sigmatel, Inc.(a)	182,900
12,950	Silicon Image, Inc.(a)	177,415
26,300	Texas Instruments, Inc.	643,035
12,600	Ultratech, Inc.(a)	214,452

		3,983,296

Semiconductors & Semiconductor Equipment 0.1%
247,700	Agere Systems, Inc. (Class B shares)(a)	284,855

Software 3.4%
25,500	Electronic Arts, Inc.(a)	1,145,460
17,850	Embarcadero Technologies, Inc.(a)	145,121
13,500	Epicor Software Corp.(a)	207,495
55,850	LogicVision, Inc.(a)	110,025
14,900	Mercury Interactive Corp.(a)	647,107
91,700	Microsoft Corp.	2,566,682
9,100	NAVTEQ Corp.(a)	366,821
6,190	Open Solutions, Inc.(a)	174,341
23,200	SAP AG-Sponsored ADR (Germany)	989,480
10,600	Sonic Solutions(a)	210,410
10,400	Symantec Corp.(a)	592,176
24,900	Synplicity, Inc.(a)	124,500
9,250	THQ Inc.(a)	174,825

		7,454,443

Specialty Retail 3.5%
9,875	Aaron Rents, Inc. (Class B shares) (Isreal)	214,288
34,250	Ashworth, Inc.(a)	287,700
23,300	Bed Bath & Beyond, Inc.(a)	950,406
34,000	Casual Male Retail Group, Inc.(a)	170,850
18,500	Charlotte Russe Holding, Inc.(a)	244,385
22,300	Chico’s FAS, Inc.(a)	892,669
18,300	Compagnie Financiere Richemont AG (Class A shares)(Switzerland)	517,113
8,040	Cost Plus, Inc.(a)	259,692
15,100	CSK Auto Corp.(a)	221,064
22,750	Ezcorp, Inc.(a)	176,995
5,530	Guitar Center, Inc.(a)	246,804
29,120	Imperial Tobacco Group PLC (United Kingdom)	678,696
14,900	Lowe’s Cos, Inc.	838,572
8,400	Movie Gallery, Inc.	135,912
16,500	Phillips-Van Heusen Corp.	376,035
10,100	Tiffany & Co.	296,233
45,500	Toys ‘R’ Us, Inc.(a)	819,455
8,100	Williams-Sonoma, Inc.(a)	309,177

		7,636,046

Textiles, Apparel & Luxury Goods 0.2%
9,640	Jos. A. Bank Clothiers, Inc.(a)	305,974
6,310	Oxford Industries, Inc.	234,038

		540,012

Thrifts & Mortgage Finance 0.3%
8,700	Freddie Mac	579,420

Tobacco 0.8%
15,600	Altadis SA (Spain)	570,911
24,700	Altria Group, Inc.	1,196,962

		1,767,873

Transportation 0.3%
4,210	Forward Air Corp.(a)	173,326
7,050	Old Dominion Freight Line, Inc.(a)	197,576
15,550	Vitran Corp., Inc. (Class A shares) (Canada)(a)	255,020

		625,922

Wireless Telecommunication Services 1.7%
52,400	American Tower Corp. (Class A shares)(a)	900,756
383	NTT DoCoMo, Inc. (Japan)	674,461
800,700	Vodafone Group PLC (United Kingdom)	2,046,637

		3,621,854

	Total common stocks (cost $170,657,558)	204,180,365

PREFERRED STOCKS 0.4%
Automobiles 0.1%
440	Porsche AG Pfd. (Germany)	279,851

Media 0.3%
18,539	News Corp. Ltd. ADR Pfd. (Australia)	582,866

	Total preferred stocks (cost $642,544)	862,717

Units
RIGHT
Insurance
14,400	Prudential PLC (United Kingdom)	24,274

	Total long-term investments (cost $171,300,102)	205,067,356

Shares
SHORT-TERM INVESTMENT 4.2%
Mutual Fund
9,070,040	Dryden Core Investment Fund - Taxable Money Market Series (cost $9,070,040)	9,070,040

	Total Investments 98.0% (cost $180,370,142(b))	214,137,396

	Assets in excess of other liabilities 2.0%	4,438,041

	Net Assets 100.0%	$218,575,437

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Fund’s investments was $181,774,164; accordingly, net unrealized appreciation on investments for federal income tax purposes was $32,363,232 (gross unrealized appreciation - $35,781,944; gross unrealized depreciation - $3,418,712). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

ADR-American Depository Receipt.

Strategic Partners Moderate Growth Portfolio

Schedule of Investments

As of October 31, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 87.4%
COMMON STOCKS 62.0%
Advertising 0.1%
7,950	JupiterMedia Corp.(a)	$157,688
24,100	ValueClick, Inc.(a)	223,889

		381,577

Aerospace/Defense 0.9%
7,490	Applied Signal Technology, Inc.	226,872
6,610	DRS Technologies, Inc.(a)	239,414
6,580	Engineered Support Systems, Inc.	316,103
28,000	Lockheed Martin Corp.	1,542,520
7,050	Moog, Inc. (Class A shares)(a)	264,587
15,300	Northrop Grumman Corp.	791,775

		3,381,271

Apparel 0.2%
19,550	Charlotte Russe Holdings, Inc.(a)	258,256
6,370	Oxford Industries, Inc.	236,263
18,000	Phillips-Van Heusen Corp.	410,220

		904,739

Automobiles 0.6%
98,100	Nissan Motor Co., Ltd. (Japan)	1,103,959
24,000	Volkswagen AG (Germany)	1,065,469
6,500	Winnebago Industries, Inc.	204,100

		2,373,528

Beverages 0.6%
61,600	Cadbury Schweppes PLC (United Kingdom)	510,735
88,500	Diageo PLC (United Kingdom)	1,181,326
15,238	Heineken NV (Netherlands)	477,609

		2,169,670

Biotechnology 1.1%
18,100	Amgen, Inc.(a)	1,028,080
22,000	Genentech, Inc.(a)	1,001,660
31,600	Gilead Sciences, Inc.(a)	1,094,308
31,900	Medimmune, Inc.(a)	906,598

		4,030,646

Building & Construction 0.3%
3,500	CRH PLC, (Ireland) (London Exchange)	83,478
20,129	CRH PLC, (Ireland) (Dublin Exchange)	478,815
20,000	Hovnanian Enterprises, Inc. (Class A shares)(a)	750,800

		1,313,093

Building Products 0.1%
10,200	Watsco, Inc.	290,292

Capital Markets 2.6%
51,100	Bank of New York Co., Inc. (The)	1,658,706
10,900	Goldman Sachs Group, Inc. (The)	1,072,342
30,000	Lehman Brothers Holdings, Inc.	2,464,500
22,500	Mellon Financial Corp.	650,250
37,500	Merrill Lynch & Co., Inc.	2,022,750
77,000	Nomura Holdings, Inc. (Japan)	942,650
19,400	State Street Corp.	873,970

		9,685,168

Chemicals 1.0%
14,400	BASF AG (Germany)	898,474
64,900	Mosaic Co.(a)	976,096
4,200	Scotts Co. (Class A shares)(a)	269,724
21,000	Shin-Etsu Chemical Co., Ltd. (Japan)	796,968
11,000	Takeda Chemical Industries Ltd. (Japan)	530,370
3,500	Valspar Corp.	163,310

		3,634,942

Commercial Banks 3.7%
18,858	Allied Irish Banks PLC (Ireland) (Dublin Exchange)	327,440
11,900	Allied Irish Banks PLC (Ireland) (London Exchange)	207,231
59,402	Bank of America Corp.	2,660,615
23,500	Bank of Ireland (Ireland) (Dublin Exchange)	321,351
40,800	Bank of Ireland (Ireland) (London Exchange)	557,921
17,300	Bank United Financial Corp. (Class A shares)(a)	514,675
119,100	Barclays PLC (United Kingdom)	1,160,968
44,009	Credit Agricole SA (France)	1,285,898
33,930	Credit Suisse Group, Inc. (Switzerland)(a)	1,156,464
36,000	DNB NOR ASA (Norway)	304,137
3,600	Hibernia Corp. (Class A shares)	104,400
116,210	HSBC Holdings PLC (United Kingtom)	1,872,734
10,200	Nara Bancorp, Inc.	194,922
84,400	Overseas-Chinese Banking Corp., Ltd. (Singapore)	699,427
6,240	PrivateBanCorp., Inc.	201,864
48,700	Royal Bank of Scotland PLC (The) (United Kingdom)	1,432,190
5,850	Signature Bank(a)	172,400
10,040	Southwest Bancorporation of Texas, Inc.	235,338
81,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	471,400

		13,881,375

Commercial Services & Supplies 1.4%
27,100	Administaff, Inc.(a)	310,295
23,600	Allied Waste Industries, Inc.(a)	192,576
5,900	Apollo Group, Inc., (Class A shares)(a)	389,400
36,100	Cendant Corp.	743,299
7,300	Global Payments, Inc.	399,748
2,700	Huron Consulting Group, Inc.(a)	52,650
6,800	Kelly Services, Inc. (Class A shares)	183,022
7,630	Laureate Education, Inc.(a)	299,249
9,450	Navigant Consulting, Inc.(a)	235,022
198,900	Rentokil Initial PLC (United Kingdom)	564,889
1,600	Paychex, Inc.	52,470
9,700	Republic Services, Inc.	298,760
3,100	School Specialty, Inc.(a)	126,852

23,950	Scientific Games Corp. (Class A shares)(a)	507,261
37,700	Waste Management, Inc.	1,073,695

		5,429,188

Communication Equipment 1.1%
62,300	Cisco Systems, Inc.(a)	1,196,783
219,900	Nortel Networks Corp. (Canada)(a)	745,461
25,000	QUALCOMM, Inc.	1,045,250
10,900	Research In Motion Ltd.(a)	961,380
6,138	UnitedGlobalCom, Inc.(a)	45,912

		3,994,786

Computer & Peripherals 1.4%
28,100	Apple Computer, Inc.(a)	1,476,093
40,200	Dell, Inc.(a)	1,409,412
29,194	Hewlett-Packard Co.	544,760
9,000	IBM Corp.	807,750
5,500	Lexmark International, Inc.(a)	457,105
11,650	M-Systems Flash Disk Pioneers, Ltd. (Israel)(a)	163,799
14,900	Merge Technologies, Inc.(a)	267,679
26,200	Synplicity, Inc.(a)	131,000

		5,257,598

Consumer Finance 0.8%
40,000	American Express Co.	2,122,800
31,500	MBNA Corp.	807,345

		2,930,145

Distributors 0.1%
14,450	Beacon Roofing Supply, Inc.	270,938

Diversified Financial Services 2.6%
9,300	Accredited Home Lenders Holding Co.(a)	335,544
7,260	Acom Co., Ltd. (Japan)	454,647
2,500	Aiful Corp. (Japan)	249,082
24,700	AmeriCredit Corp.(a)	479,180
7,000	Astoria Financial Corp.	273,630
53,000	Citigroup, Inc.	2,351,610
9,900	Eaton Vance Corp.	431,838
76,100	JPMorgan Chase & Co.	2,937,460
14,300	Jefferies Group, Inc.	573,859
33,400	Principal Financial Group, Inc.	1,261,184
13,500	Raymond James Financial, Inc.	352,350
1,600	Student Loan Corp., (The)	234,400

		9,934,784

Diversified Telecommunication Services 1.0%
14,800	Alltel Corp.	812,964
285	GenTek, Inc.(a)	11,721
401	NTL, Inc.(a)	26,671
7,200	SafeNet, Inc.(a)	220,536
68,400	SBC Communications, Inc.	1,727,783
19,800	Verizon Communications, Inc.	774,180

		3,573,855

Electric Utilities 1.9%
14,800	E.ON AG (Germany)	1,204,885
7,200	E.ON AG ADR (Germany)	587,160
62,600	Enel SpA (Italy)	564,579
22,400	Exelon Corp.	887,488
9,600	FirstEnergy Corp.	396,768
39,100	PG&E Corp.(a)	1,252,764
12,650	PNM Resources, Inc.	294,492
118,200	Terna SpA (Italy)(a)	287,180
30,700	TXU Corp.	1,879,454

		7,354,770

Electrical Equipment 0.1%
47,520	Kesa Electricals PLC (United Kingdom)	236,833
34,950	SRS Labs, Inc.(a)	241,504

		478,337

Electronic Equipment & Instruments 1.4%
72,200	Agilent Technologies, Inc.(a)	1,809,331
5,980	BEI Technologies, Inc.	178,742
3,950	Ceradyne, Inc.(a)	169,416
23,700	Check Point Systems, Inc.(a)	405,270
13,700	FANUC Ltd. (Japan)	825,690
14,800	FLIR Systems, Inc.(a)	787,508
11,780	Marlin Business Services, Inc.(a)	207,623
7,700	NEC Electronics Corp. (Japan)	375,610
20,450	O2Micro International Ltd. (Cayman Islands)	248,672
30,500	Sanmina-SCI Corp.(a)	244,000
15,900	Sypris Solutions, Inc.	219,420

		5,471,282

Energy Equipment And Services 2.3%
21,100	BJ Services Co.(a)	1,076,100
6,020	Cal Dive International, Inc.(a)	213,168
11,800	ENSCO International, Inc.	360,490
43,000	GlobalSantaFe Corp.	1,268,500
46,200	Halliburton Co.	1,711,248
7,330	Maverick Tube Corp.(a)	193,292
16,020	Patterson-UTI Energy, Inc.	308,065
40,600	Schlumberger Ltd.	2,555,364
9,800	Smith International, Inc.(a)	569,184
22,100	Superior Energy Services, Inc.(a)	284,869

		8,540,280

Exchange Traded Funds 0.1%
7,950	iShares Russell 2000 Growth Index Fund	477,000

Food & Drug Retailing 0.2%
19,800	Carrefour S.A. (France)	864,655

Food & Staples Retailing 0.9%
12,600	Costco Wholesale Corp.	604,044
100,100	Kroger Co., (The)(a)	1,512,511
14,300	Whole Foods Market, Inc.	1,164,449

		3,281,004

Food Products 0.1%
66,700	Unilever PLC (United Kingdom)	560,964

Gas Utilities 0.1%
11,700	Oneok, Inc.	313,794

Health Care Equipment & Supplies 1.2%
13,400	Abaxis, Inc.(a)	173,195
5,250	Advanced Neuromodulation Systems, Inc.(a)	167,108
9,500	Alcon, Inc.	676,400
4,350	Arthrocare Corp.(a)	134,024
12,700	Closure Medical Corp.(a)	216,662
11,000	Cooper Companies, Inc. (The)	773,849
14,500	Guidant Corp.	965,989
10,000	Holologic, Inc.(a)	200,800
6,020	Intuitive Surgical, Inc.(a)	175,664
23,950	Kforce, Inc.(a)	253,631
4,300	Laserscope(a)	116,358
40,200	Orthovita, Inc.(a)	176,880
5,500	PolyMedica Corp.	192,500
41,300	Spectranetics Corp. (The)(a)	195,349
24,900	ThermoGenesis(a)	139,067

		4,557,476

Health Care Providers & Services 2.0%
8,100	Accredo Health, Inc.(a)	186,543
8,050	America Service Group, Inc.(a)	287,949
16,000	American Healthways, Inc.(a)	482,880
29,500	Caremark RX, Inc.(a)	884,115
3,320	Chemed Corp.	200,694
16,200	CIGNA Corp.	1,028,052
13,500	Covance, Inc.(a)	536,220
20,100	Express Scripts, Inc.(a)	1,286,400
9,650	Kindred Healthcare, Inc.(a)	232,565
10,250	LabOne, Inc.(a)	307,500
16,474	Medco Health Solutions, Inc.(a)	558,633
6,400	Pediatrix Medical Group, Inc.(a)	360,000
15,300	Pharmaceutical Product Development, Inc.(a)	646,119
11,800	Providence Service Corp. (The)(a)	218,064
16,300	Serologicals Corp.(a)	385,495

		7,601,229

Hotels, Restaurants & Leisure 1.1%
9,800	Brinker International, Inc.(a)	316,540
7,900	CEC Entertainment, Inc.(a)	300,358
17,600	K2, Inc.(a)	285,472
26,000	McDonald’s Corp.	757,900
7,080	RARE Hospitality International, Inc.(a)	196,187
10,150	Sonic Corp.(a)	276,385
32,300	Starbucks Corp.(a)	1,708,023
13,600	WMS Industries, Inc.(a)	397,800

		4,238,665

Household Durables 1.0%
16,700	Harman International Industries, Inc.	2,007,006
36,956	Koninklijke Philips Electronics N.V.(Denmark)	872,033
4,900	Meritage Corp.(a)	434,630
8,700	Standard-Pacific Corp.	488,505

		3,802,174

Household Products 0.5%
15,900	Kimberly-Clark Corp.	948,753
16,800	Procter & Gamble Co. (The)	859,824

		1,808,577

Industrial Conglomerates 2.0%
115,700	General Electric Co.	3,947,684
10,900	Phelps Dodge Corp.	954,186
11,200	Siemens AG (Germany)	833,447
19,000	Smiths Industries PLC (United Kingdom)	259,536
44,900	Tyco International Ltd. (Bermuda)	1,398,635

		7,393,488

Insurance 2.9%
14,050	Affirmative Insurance Holdings, Inc.(a)	237,937
15,000	Allstate Corp.	721,350
13,812	American International Group, Inc.	838,527
7,600	Commerce Group, Inc.	384,636
5,500	Delphi Financial Group (Class A shares)	224,785
47,900	Genworth Financial, Inc. (Class A Shares)	1,142,894
10,090	Infinity Property & Casualty Corp.	313,597
18,600	Loews Corp.	1,114,140
9,900	MBIA, Inc.	572,814
9,400	Philadelphia Consolidated Holding Corp.(a)	545,012
4,460	ProAssurance Corp.(a)	159,177
4,000	Protective Life Corp.	157,200
88,900	Prudential PLC (United Kingdom)	652,381
32,993	St. Paul Travelers Companies., Inc. (The)	1,120,442
14,200	Swiss Reinsurance Co. (Switzerland)	868,700
30,550	Tower Group, Inc.(a)	272,201
21,800	XL Capital Ltd. (Cayman Islands) (Class A Shares)	1,580,499

		10,906,292

Internet & Catalog Retail 0.6%
23,400	eBay, Inc.(a)	2,284,074
550	Shopping.com Ltd.(a)	14,834

		2,298,908

Internet Software & Services 1.3%
41,750	Digitas, Inc.(a)	375,750
3,700	Equinix, Inc.(a)	139,453
4,600	Google Inc (Class A Shares)(a)	877,243
4,080	InfoSpace, Inc.(a)	214,200
7,700	j2 Global Communications, Inc.(a)	232,155
25,600	Keynote Systems, Inc.(a)	360,064
9,000	RADWARE Ltd. (Israel)(a)	222,300
66,500	Yahoo!, Inc.(a)	2,406,635

		4,827,800

IT Services 0.2%
38,300	Accenture Ltd.(Bermuda)(a)	927,243

Machinery 0.1%
12,600	Snap-On, Inc.	370,188

Media 1.2%
25,700	CNET Networks, Inc.(a)	209,969
69,500	DIRECTV Group, Inc. (The)(a)	1,165,515
900	DreamWorks Animation Inc SKG, (Class A)(a)	35,145
22,800	Emap PLC	328,363
25,200	Image Entertainment, Inc.(a)	136,080
8,300	Lagardere S.A. (France)	533,180
40,700	NTN Communications, Inc.(a)	107,855
8,100	Scholastic Corp.(a)	245,592
21,300	Sinclair Broadcast Group, Inc. (Class A shares)	149,100
31,800	Univision Communications, Inc. (Class A shares)(a)	984,528
19,292	Viacom, Inc. (Class B shares)	703,968

		4,599,295

Metals & Mining 0.1%
4,600	Brush Wellman, Inc.(a)	71,760
18,800	Rio Tinto PLC (United Kingdom)	490,529

		562,289

Multi-utilities & Unregulated Power 0.6%
15,800	Dominion Resources, Inc.	1,016,256
36,800	Sempra Energy	1,234,272

		2,250,528

Multiline Retail 0.6%
23,950	EZCORP, Inc. (Class A shares)(a)	186,331
38,600	Marks & Spencer Group PLC (United Kingdom)	253,909
34,600	Target Corp.	1,730,692

		2,170,932

Office Electronics 0.5%
117,300	Xerox Corp.(a)	1,732,521

Oil & Gas 5.2%
80,900	BP PLC (United Kingdom)	781,930
19,100	Cabot Oil & Gas Corp.	808,121
23,800	Chesapeake Energy Corp.	382,704
57,900	Eni SpA (Italy)	1,311,000
11,600	Eni SpA, ADR (Italy)	1,327,388
12,700	ExxonMobil Corp.	625,094
48,050	Grey Wolf, Inc.(a)	248,899
15,300	Kerr-McGee Corp.	906,066
14,350	Key Energy Services, Inc.(a)	165,025
30,700	Nexen, Inc. (Canada)	1,306,592
27,300	Occidental Petroleum Corp.	1,524,159
13,250	Oil States International, Inc.(a)	243,270
37,800	Royal Dutch Petroleum Co. (Netherlands)	2,047,875
41,400	Statoil ASA (Norway)	597,503
63,600	Suncor Energy, Inc. (Canada)	2,168,759
18,900	Swift Energy Co.(a)	458,325
225,000	Tokyo Gas Co. Ltd. (Japan)	836,943
12,143	Total S.A. (France) (Class B shares)	2,517,778
11,885	Total S.A., ADR (France)	1,239,368
8,100	Unit Corp.(a)	300,429

		19,797,228

Paper & Forest Products 0.8%
20,200	Boise Cascade Corp.	596,304

27,500	Georgia-Pacific Corp.	951,225
19,100	International Paper Co.	735,541
47,100	Stora Enso Oyj (Class R shares), (Finland)	670,432

		2,953,502

Personal Products 0.6%
21,400	Avon Products, Inc.	846,370
13,900	Chattem, Inc.(a)	465,094
18,000	Estee Lauder Companies, Inc. (The), (Class A shares)	773,100

		2,084,564

Pharmaceuticals 3.8%
12,300	Alexion Pharmaceuticals, Inc.(a)	219,494
12,200	Allergan, Inc.	873,032
17,000	AstraZeneca PLC, ADR (United Kingdom)	700,400
4,500	AtheroGenics, Inc. (Israel)(a)	134,730
6,250	Barr Pharmaceuticals, Inc.(a)	235,313
6,740	Connetics Corp.(a)	181,171
13,900	Cypress Bioscience, Inc.(a)	146,089
41,100	Durect Corp.(a)	74,802
33,200	Eli Lilly & Co.	1,823,011
84,900	GlaxoSmithKline PLC (United Kingdom)	1,784,299
11,100	Inspire Pharmaceuticals, Inc.(a)	173,826
11,125	IVAX Corp.(a)	201,363
11,450	KV Pharmaceutical Co., (Class A Shares)(a)	228,084
33,982	Nabi Biopharmaceuticals(a)	470,651
48,200	Novartis AG (ADR) (Switzerland)	2,314,081
26,914	Pfizer, Inc.	779,160
13,550	QLT, Inc. (Canada)(a)	225,608
7,000	Rigel Pharmaceuticals, Inc.(a)	168,000
11,600	Roche Holding AG, ADR (Switzerland)	1,181,772
9,700	Salix Pharmaceuticals Ltd.(a)	155,491
15,191	Sanofi-Synthelabo S.A. (France)	1,107,248
10,200	Schering AG (Germany)	652,638
15,000	Wyeth	594,750

		14,425,013

Real Estate Investment Trust 0.5%
13,350	Biomed Realty Trust, Inc.	242,703
7,700	Entertainment Properties Trust	307,230
71,000	Mitsubishi Estate Co. Ltd. (Japan)	748,178
14,900	Saxon Capital, Inc.,(a)	286,080
5,600	SL Green Realty Corp.	306,992

		1,891,183

Semiconductor & Semiconductor Equipment 1.2%
320,200	Agere Systems, Inc. (Class B shares)(a)	368,230
9,400	FormFactor, Inc.(a)	220,430
30,500	Intel Corp.	678,930
48,450	LogicVision, Inc.(a)	95,447
36,800	Marvell Technology Group Ltd.(a)	1,051,376
17,400	Maxim Integrated Products, Inc.	765,426
11,200	Microsemi Corp.(a)	174,048
6,300	Sigmatel, Inc.(a)	185,850
13,050	Silicon Image, Inc.(a)	178,785
30,800	Texas Instruments, Inc.	753,060
13,200	Ultratech, Inc.(a)	224,664

		4,696,246

Software 2.3%
29,800	Electronic Arts, Inc.(a)	1,338,616
18,000	Embarcadero Technologies, Inc.(a)	146,340
13,600	Epicor Software Corp.(a)	209,032
17,200	Mercury Interactive Corp.(a)	746,996
116,500	Microsoft Corp.	3,260,835
10,600	NAVTEQ Corp.(a)	427,286
6,250	Open Solutions, Inc.(a)	176,031
27,200	SAP AG (Germany)	1,160,080
10,700	Sonic Solutions, Inc.(a)	212,395
12,200	Symantec Corp.(a)	694,668
9,300	THQ, Inc.(a)	175,770

		8,548,049

Specialty Retail 1.9%
9,975	Aaron Rents, Inc. (Class B shares)	216,458
34,550	Ashworth, Inc.(a)	290,220
27,400	Bed, Bath & Beyond, Inc.(a)	1,117,646
35,850	Casual Male Retail Group, Inc.(a)	180,146
26,200	Chico’s FAS, Inc.(a)	1,048,786
18,500	Compagnie Financiere Richemont AG (Switzerland)	522,764
8,460	Cost Plus, Inc.(a)	273,258
16,700	CSK Auto Corp.(a)	244,488
5,620	Guitar Center, Inc.(a)	250,821
9,787	Jos. A. Bank Clothiers, Inc.(a)	310,639
17,200	Lowe’s Companies, Inc.	968,016
9,300	Movie Gallery, Inc.	150,474
11,800	Tiffany & Co.	346,094
58,600	Toys “R” Us, Inc.(a)	1,055,386
9,400	Williams-Sonoma, Inc., (The)(a)	358,798

		7,333,994

Thrifts & Mortgage Finance 0.2%
11,500	Freddie Mac	765,900

Tobacco 0.7%
16,400	Altadis SA, (Spain), (Class A shares)	600,189
31,500	Altria Group, Inc.	1,526,490
29,180	Imperial Tobacco Group PLC (United Kingdom)	680,094

		2,806,773

Transportation 0.3%
93	East Japan Railway Co. (Japan)	487,814
4,250	Forward Air Corp.(a)	174,973
7,200	Old Dominion Freight Line, Inc.(a)	201,780
15,700	Vitran Corporation, Inc., (Class A shares), (Canada) (a)	257,480

		1,122,047

Wireless Telecommunication Services 1.9%
60,400	American Tower Corp. (Class A shares)(a)	1,038,276
71,500	Deutsche Telekom AG (Germany)	1,367,911
47,555	Netia SA (Poland)(a)	57,647
118,500	Nokia Oyj (Finland)	1,822,421
370	NTT DoCoMo, Inc. (Japan)	651,568
830,200	Vodafone Group PLC (United Kingdom)	2,122,040

		7,059,863

	Total common stocks (cost $195,348,925)	234,311,648

PREFERRED STOCKS 0.3%
Automobiles 0.1%
420	Porsche AG (Germany)	267,130

Media 0.2%
24,364	News Corp. Ltd. ADR (Australia)	766,005
5	Paxson Communications Corp.,	40,842

		806,847

Publishing
500	PRIMEDIA, Inc., Ser D	48,750

Telecommunications
687	McLeodUSA, Inc., Ser. A	1,202

	Total preferred stocks (cost $973,405)	1,123,929

RIGHTS(a)
14,816	Prudential PLC (United Kingdom) (cost $0)	24,976

Moody’s Rating	Principal Amount (000)	Description
ASSET-BACKED SECURITIES 0.8%
		ACE Securities Corp., Ser. 2004, Class 2A, F.R.N.
Aaa	$655	2.04%, 4/25/34(f)	655,100
		American Express Credit Account Master Trust, Ser. 2005-5, F.R.N.
Aaa	900	2.01%, 4/15/08(f)	901,057
		Ameriquest Mortgage Securities, F.R.N.
Aaa	501	2.02%, 4/25/34(f)	501,116
		Brazos Student Finance Corp., Student Loan Assoc., Notes, F.R.N.
Aaa	299	2.02%, 6/1/23(d)(f)	302,148
		Honda Auto Receivables Owners Trust, Ser. 2004-3, Class A1,
NR	500	2.09%, 11/18/05	499,922

		Total asset-backed securities (cost $2,854,654)	2,859,343

COLLATERIZED MORTGAGE SECURITIES 0.6%
		BankTrust Mortgage Trust, Ser. 1, Class G,
Aaa	363	5.70%, 12/1/23(d)	303,764
		Residential Funding Mortgage, Ser. 1999-S8, Class A1,
AAA(e)	58	6.25%, 3/25/14(d)	57,860
		Washington Mutual, Ser. 2003-R1, Class A1, F.R.N.
Aaa	1,813	2.025%, 12/25/27(f)	1,810,853

		Total collateralized mortgage securities (cost $2,228,685)	2,172,477

CORPORATE BONDS 8.8%
Aerospace/Defense 0.2%
		Alliant Techsystems, Inc.,Sr. Sub. Notes,
B2	85	8.50%, 5/15/11	93,713
		BE Aerospace, Inc., Sr. Sub. Notes,
Caa3	100	8.875%, 5/1/11	105,200

			Dunlop Standard Aerospace Holdings PLC (United Kingdom),
Caa1		40	8.25%, 9/1/14(g)	42,300
			K&F Industries, Inc.,
B3		150	9.625%, 12/15/10	173,999
			L-3 Communications Corp., Sr. Sub. Notes,
Ba3		125	7.625%, 6/15/12	138,125
			Sequa Corp., Sr. Notes,
B1		125	8.875%, 4/1/08	136,563

				689,900

Airlines 0.1%
			AMR Corp.,
			M.T.N., Ser. B,
NR		100	10.55%, 3/12/21	52,000
			Debs.,
Caa2		50	10.00%, 4/15/21	27,500
			Continental Airlines, Inc., Pass Through Certificates,
			Ser. 01-1,
Ba1		85	7.373%, 12/15/15	65,740
			Ser. 981B,
Ba2		39	6.748%, 3/15/17	28,609
			Ser. 1996-C,
B3		22	9.50%, 10/15/13	15,756
Ba2		93	6.795%, 8/2/18	73,574
			Delta Air Lines, Inc., Sr. Notes,
Ca		110	8.30%, 12/15/29	39,600

				302,779

Automotive 0.5%
			ArvinMeritor, Inc., Notes,
Ba1		125	8.75%, 3/1/12	139,375
			Collins & Aikman Products Co.,
B3		50	12.875%, 8/15/12(g)	43,250
			DaimlerChrysler NA Holding Corp., Gtd. Notes,
A3		300	7.40%, 1/20/05	303,175
			M.T.N., F.R.N.
A3		600	2.34%, 5/24/06(f)	603,104
			Ford Motor Credit Co., Notes,
A3		500	7.50%, 3/15/05	508,861
			Navistar International Corp., Sr. Notes,
Ba3		50	9.375%, 6/1/06	54,000
			TRW Automotive, Inc., Sr. Notes,
B1		59	9.375%, 2/15/13	67,850
			Visteon Corp., Notes,
Ba1		20	8.25%, 8/1/10	20,800
Ba1		60	7.00%, 3/10/14	56,400

				1,796,815

Banking 0.2%
			Citigroup, Inc.,
Aa1	JPY	2,000	1.275%, 12/28/04(d)	18,868
			European Investment Bank, Notes,
Aaa	JPY	21,000	0.88%, 11/8/04	197,792
			HSBC North America Holdings, Inc., Sr. Notes, F.R.N.
Aa2		$400	1.98%, 9/21/07(f)	399,619
			Kazkommerts International BV, (Netherlands), Gtd. Notes,
Baa2		150	7.875%, 4/7/14(g)	148,500
			KFW International Finance, Gtd. Notes,
Aaa	JPY	9,000	1.00%, 12/20/04(d)	84,848

				849,627

Building Materials & Construction 0.1%
		Ainsworth Lumber Co. Ltd., Sr. Notes, (Canada)
B2	$25	7.25%, 10/1/12	25,313
B2	25	6.75%, 3/15/14	24,000
		D.R. Horton, Inc., Sr. Notes,
Ba1	115	7.875%, 8/15/11	131,674
		KB Home, Sr. Sub. Notes,
Ba2	95	8.625%, 12/15/08	107,588
		Nortek Inc., Sr. Sub. Notes,
B3	75	8.50%, 9/1/14(g)	79,500

			368,075

Cable 0.2%
		Callahan Nordrhein Westfalen GmbH (Germany), Sr. Notes,
NR	50	7/15/10(b)	2,250
		Charter Communications Holdings, Inc.,
		Sr. Notes
Ca	100	8.625%, 4/1/09	80,500
Caa1	75	10.25%, 9/15/10	78,000
		Sr. Disc. Notes, Zero Coupon (until 5/15/06),
Ca	445	11.75%, 5/15/11	287,025
		CSC Holdings, Inc., Sr. Notes,
B1	50	7.875%, 12/15/07	53,875
		Kabel Deutschland (Germany), Sr. Notes,
B2	65	10.625%, 7/1/14(g)	72,800
		Rogers Cablesystems Ltd. (Canada), Sr. Notes,
Ba2	300	10.00%, 3/15/05	307,500

			881,950

Capital Goods 0.5%
		Allied Waste North America, Inc.,
		Sr. Notes,
B2	165	8.50%, 12/1/08	173,250
B2	50	7.875%, 4/15/13	50,875
		Sr. Sec’d. Notes,
Ba3	55	6.50%, 11/15/10	52,938
		Amscan Holdings, Inc., Sr. Sub. Notes,
B3	125	8.75%, 5/1/14(g)	125,625
		Amsted Industry, Inc., Sr. Notes,
B3	75	10.25%, 10/15/11(g)	82,500
		Blount, Inc., Sr. Sub. Notes,
Caa1	100	8.875%, 8/1/12	108,875
		Case New Holland, Inc., Sr. Notes,
Ba3	100	9.25%, 8/1/11(g)	114,000
		Great Lakes Dredge & Dock Corp., Sr. Notes,
Caa2	40	7.75%, 12/15/13	35,800
		Invensys PLC, Sr. Notes,
B3	70	9.875%, 3/15/11(g)	73,150
		Joy Global, Inc., Gtd. Notes,
B1	100	8.75%, 3/15/12	113,000
		Manitowoc Co., Inc., Sr. Sub. Notes,
B2	200	10.50%, 8/1/12	231,250
		Rexnord Corp., Sr. Sub. Notes,
B3	125	10.125%, 12/15/12	141,250
		Sensus Metering Systems, Inc., Sr. Sub. Notes,
Caa1	85	8.625%, 12/15/13	87,550
		SPX Corp., Sr. Notes,
Ba3	40	7.50%, 1/1/13	42,800

		Stena AB (Sweden), Sr. Notes,
Ba3	75	7.50%, 11/1/13	78,188
		Terex Corp., Sr. Sub. Notes,
B3	170	10.375%, 4/1/11	191,250
		Thermadyne Holdings Corp., Gtd. Notes,
Caa1	100	9.25%, 2/1/14	95,000
		United Rentals North America, Inc.,
		Gtd. Notes,
B1	25	6.50%, 2/15/12	24,750
B2	50	Sr. Sub. Notes,	48,375
		7.75%, 11/15/13

			1,870,426

Chemicals 0.4%
		Borden U.S. Finance Corp./Borden Nova Scotia Finance PLC,
B3	75	9.00%, 7/15/14(g)	82,031
		EquiStar Chemicals LP, Gtd., Notes,
B2	75	10.125%, 9/1/08	86,156
		Hercules, Inc., Debs.,
Ba1	200	6.60%, 8/1/27	206,000
		Huntsman Advanced Materials, Sr. Sec’d. Notes,
B2	60	11.00%, 7/15/10(g)	69,300
		Huntsman International, LLC., Sr. Sec’d. Notes,
Caa1	26	10.125%, 7/1/09	27,300
B2	25	11.625%, 10/15/10	29,469
		IMC Global, Inc., Sr. Sec’d. Notes,
B1	225	10.875%, 6/1/08 - 8/1/13	281,687
		Johnson Diversified Holdings, Inc., Sr. Disc. Notes, Zero Coupon (until 5/15/07),
B3	100	10.67%, 5/15/13	85,500
		JohnsonDiversey, Inc., Gtd., Notes,
B2	55	9.625%, 5/15/12	61,875
		Nalco Co., Sr. Notes,
B2	175	7.75%, 11/15/11	189,438
		OM Group, Inc., Gtd. Notes,
Caa1	64	9.25%, 12/15/11	66,960
		Rhodia S.A. (France),
		Sr. Notes,
B3	90	10.25%, 6/1/10	97,650
		Sr. Sub. Notes,
Caa1	120	8.875%, 6/1/11	112,200
		Rockwood Specialties Corp., Sr. Sub. Notes,
B3	100	10.625%, 5/15/11	111,000

			1,506,566

Consumer 0.1%
		Alderwoods Group, Inc., Sr. Notes,
B2	50	7.75%, 9/15/12(g)	54,000
		Levi Strauss & Co., Sr. Notes,
Ca	100	12.25%, 12/15/12	103,250
		K2, Inc., Sr. Notes,
Ba3	75	7.375%, 7/1/14(g)	81,750
		KinderCare Learning Center, Inc., Sr. Sub. Notes,
B3	120	9.50%, 2/15/09	121,500

			360,500

Electric 0.4%
		AES Corp., Sr. Notes,
B2	175	9.375%, 9/15/10(g)	204,749
		AES Eastern Energy, Pass-Thru Certificates., Class A-1, Ser. 99-A,
Ba1	167	9.00%, 1/2/17	188,105
		Allegheny Energy Supply, Bonds,
B3	30	8.25%, 4/15/12(g)	33,825
		Aquila, Inc., Sr. Notes,
B2	90	9.95%, 2/1/11	101,250
B2	25	7.75%, 6/15/11	26,063
		Calpine Corp., Sr. Notes,
Caa1	99	8.50%, 2/15/11	56,678
B (e)	185	8.75%, 7/15/13(g)	134,125
		CMS Energy Corp., Sr. Notes,
B3	140	7.50%, 1/15/09	150,150
B3	60	8.50%, 4/15/11	68,100
		Dynegy Holdings, Inc., Sr. Sec’d. Notes,
B3	140	10.125%, 7/15/13(g)	163,100
		Edison Mission Energy, Sr. Notes,
B1	130	7.73%, 6/15/09	138,450
		Empresa Nacional de Electricdad S.A. (Chile), Sr. Notes,
Ba2	150	8.35%, 8/1/13	168,489

			1,433,084

Energy - Other 0.3%
		Chesapeake Energy Corp., Sr. Notes,
Ba3	180	8.375%, 11/1/08	196,199
		Encore Acquisition,
B2	50	6.25%, 4/15/14	51,250
		Forest Oil Corp., Sr. Notes,
Ba3	40	8.00%, 12/15/11	45,600
		Hanover Compress Co., Sr. Notes
B3	75	8.625%, 12/15/10	82,500
		Houston Exploration Co., Sr. Sub. Notes,
B2	50	7.00%, 6/15/13	53,125
		Magnum Hunter Resources Inc., Gtd. Notes,
B2	7	9.60%, 3/15/12	7,998
		Newfield Exploration, Inc., Sr. Sub. Notes,
Ba3	50	8.375%, 8/15/12	56,625
		Parker Drilling Co., Sr. Notes,
B2	73	10.125%, 11/15/09	76,924
		Premcor Refining Group, Inc., Gtd. Notes,
Ba3	110	6.75%, 5/1/14	116,050
		Sr. Notes,
B2	50	7.75%, 2/1/12	55,375
Ba3	25	7.50%, 6/15/15	27,375
		Pride International, Inc., Sr. Notes,
Ba2	25	7.375%, 7/15/14(g)	28,125
		Stone Energy Corp., Sr. Sub. Notes,
B2	145	8.25%, 12/15/11	157,325
		Vintage Petrolium, Inc., Sr. Notes,
Ba3	75	8.25%, 5/1/12	84,000

			1,038,471

Foods 0.3%
		Agrilink Foods, Inc., Sr. Sub. Notes,
B3	17	11.875%, 11/1/08	17,723
		Ahold Finance USA, Inc., Sr. Notes,
Ba3	25	8.25%, 7/15/10	28,563
		B & G Foods Holdings Corp., Sr. Notes,
B2	50	8.00%, 10/1/11	52,750

		Carrols Corp., Sr. Sub. Notes,
B3	115	9.50%, 12/1/08	118,594
		Del Monte Corp., Sr. Sub. Notes,
B2	175	8.625%, 12/15/12	197,312
		Delhaize America Inc., Gtd. Notes,
Ba1	145	8.125%, 4/15/11	167,058
		Dole Foods Co., Sr. Notes,
B2	50	8.625%, 5/1/09	55,375
B2	155	8.875%, 3/15/11	171,662
		Pathmark Stores, Gtd. Notes,
B3	75	8.75%, 2/1/12	68,250
		Smithfield Foods, Inc., Sr. Notes,
Ba2	100	8.00%, 10/15/09	111,000

			988,287

Gaming 0.4%
		Argosy Gaming, Inc., Sr. Notes,
B1	100	7.00%, 1/15/14	106,500
		Aztar Corp,
		Sr. Sub. Notes,
Ba3	150	9.00%, 8/15/11	168,000
Ba3	20	7.875%, 6/15/14	21,700
		Boyd Gaming Corp., Sr. Sub. Notes,
B1	80	8.75%, 4/15/12	90,400
		Isle of Capri Casinos, Inc., Sr. Sub. Notes,
B2	75	7.00%, 3/1/14	77,625
		MGM Mirage, Inc.,
		Gtd. Notes,
Ba2	145	9.75%, 6/1/07	163,125
		Sr. Notes,
Ba1	300	6.00%, 10/1/09	310,500
		Mohegan Tribal Gaming Authority, Sr. Notes,
Ba3	110	8.00%, 4/1/12	121,550
		Park Place Entertainment Corp., Sr. Notes,
Ba2	30	9.375%, 2/15/07	33,525
Ba2	125	7.875%, 3/15/10	143,281
Ba2	60	8.125%, 5/15/11	70,125
		Venetian Casino Resort LLC, Second Mtge. Bonds.,
B2	110	11.00%, 6/15/10	126,363
		Wynn Las Vegas LLC, Sr. Sub. Notes,
B3	117	12.00%, 11/1/10	146,250

			1,578,944

Health Care & Pharmaceutical 0.6%
		Alliance Imaging, Inc., Sr. Sub. Notes,
B3	120	10.375%, 4/15/11	132,600
		Concentra Operating Corp., Gtd. Notes,
B3	100	9.125%, 6/1/12(g)	110,500
		Coventry Health Care, Inc., Sr. Notes,
Ba1	50	8.125%, 2/15/12	54,000
		HCA, Inc., Debs.,
Ba1	125	7.50%, 12/15/23 - 11/15/95	119,407
Ba1	50	8.36%, 4/15/24	53,771
		HCA, Inc., Notes, M.T.N.,
Ba1	55	9.00%, 12/15/14	65,524
		HealthSouth Corp, Sr. Notes,
NR	50	6.875%, 6/15/05	50,250
NR	100	8.50%, 2/1/08	102,000
NR	50	7.625%, 6/1/12	48,500

			IASIS Healthcare Corp., Sr. Sub. Notes,
B3		70	8.75%, 6/15/14(g)	75,250
			Inverness Medical Innovations, Inc., Sr. Sub. Notes,
Caa1		55	8.75%, 2/15/12(g)	56,650
			Magellan Health Services, Sr. Notes,
B3		178	9.375%, 11/15/08	192,381
			Mariner Health Care, Inc. Sr. Sub. Notes,
B3		165	8.25%, 12/15/13(g)	187,275
			MedcoHealth Solutions, Sr. Notes,
Ba1		25	7.25%, 8/15/13	27,773
			Medical Device Manufacturing, Gtd. Notes,
Caa1		75	10.00%, 7/15/12(g)	80,250
			MedQuest, Inc., Sr. Sub. Notes,
B3		100	11.875%, 8/15/12	116,000
			NeighborCare, Inc., Sr. Sub. Notes,
Ba3		50	6.875%, 11/15/13	52,250
			Omega Healthcare Investors, Inc., Sr. Notes,
B1		25	7.00%, 4/1/14	25,625
			Res-Care, Inc., Sr. Notes,
B2		110	10.625%, 11/15/08	118,800
			Select Medical Corp., Sr. Sub. Notes,
B2		75	9.50%, 6/15/09	81,188
			Senior Housing Properties Trust, Sr. Notes,
Ba2		80	8.625%, 1/15/12	90,200
			Tenet Healthcare Corp., Sr. Notes,
B3		65	6.375%, 12/1/11	59,313
B3		95	6.50%, 6/1/12	86,213
			Vanguard Health Holding Co. LLC, Sr. Sub. Notes,
Caa1		75	9.00%, 10/1/14(g)	78,375
			Ventas Realty L.P., Gtd. Notes,
Ba3		121	8.75%, 5/1/09	136,730
Ba3		120	9.00%, 5/1/12	139,500

				2,340,325

Insurance 0.1%
			AIG SunAmerica, Sr. Sec’d. Notes,
NR	JPY	36,000	1.20%, 1/26/05	339,844

Lodging 0.3%
			FelCor Lodging L.P., Gtd. Notes,
B1		$37	10.00%, 9/15/08	38,850
			FelCor Suites L.P., Gtd. Notes,
B1		75	7.625%, 10/1/07	79,688
			HMH Properties, Inc., Gtd. Notes, Ser. B,
Ba3		47	7.875%, 8/1/08	48,293
			Host Marriott L.P.,
			Gtd. Notes,
Ba3		50	9.25%, 10/1/07	56,250
			Sr. Notes,
Ba3		185	9.50%, 1/15/07	205,350
Ba3		75	7.00%, 8/15/12(g)	81,000
Ba3		45	7.125%, 11/1/13	48,600
			La Quinta Properties, Inc., Sr. Notes,
Ba3		125	8.875%, 3/15/11	141,250
			Royal Caribbean Cruises Ltd. (United Kingdom), Sr. Notes,
Ba2		125	8.00%, 5/15/10	143,125
			Starwood Hotels & Resorts Worldwide, Inc., Notes,
Ba1		70	7.875%, 5/1/12	82,075
Ba1		200	7.375%, 11/15/15	225,999

				1,150,480

Media & Entertainment 0.5%
		Advertising Direct Solutions, Sr. Notes,
Caa1	75	9.25%, 11/15/12(g)	78,281
		AMC Entertainment, Inc., Sr. Sub Notes,
B3	50	8.00%, 3/1/14(g)	48,000
		American Color Graphics, Inc., Sr. Notes,
Caa1	70	10.00%, 6/15/10	53,550
		American Media Operation, Inc., Sr. Notes,
B2	5	10.25%, 5/1/09	5,263
		CanWest Media, Inc. (Canada), Sr. Sub. Notes,
B2	75	10.625%, 5/15/11	84,750
		Dex Media East LLC, Sr. Sub. Notes,
B2	134	12.125%, 11/15/12	166,495
		Dex Media West LLC., Sr. Sub. Notes,
B2	147	9.875%, 8/15/13	173,827
		DirecTV Holdings LLC., Sr. Notes,
B1	110	8.375%, 3/15/13	125,400
		Echostar DBS Corp., Gtd. Notes,
Ba3	90	6.625%, 10/1/14(g)	92,025
		Echostar DBS Corp., Sr. Notes,
Ba3	131	9.125%, 1/15/09	146,065
		Entercom Radio LLC, Gtd. Notes,
Ba3	40	7.625%, 3/1/14	42,800
		Granite Broadcasting Corp., Gtd. Notes,
B3	50	9.75%, 12/1/10	46,125
		Gray Television, Inc., Gtd. Notes,
B2	100	9.25%, 12/15/11	112,625
		IntraWest Corp. (Canada), Sr. Notes,
B1	75	7.50%, 10/15/13(g)	80,250
		LCE Acquisition Corp., Sr. Sub. Notes,
B3	50	9.00%, 8/1/14(g)	52,375
		Marquee, Inc., Sr. Notes,
B2	75	8.625%, 8/15/12(g)	81,938
		Medianews Group, Inc., Sr. Sub. Notes,
B2	100	6.875%, 10/1/13	103,750
		Morris Publishing Group LLC., Gtd. Notes,
Ba3	40	7.00%, 8/1/13	40,800
		New Skies Satellites NV (Netherlands),
		Sr. Notes, F.R.N.
B3	25	7.44%, 11/1/11(f)(g)	25,313
		Sr. Sub. Notes (Netherlands),
Caa1	25	9.125%, 11/1/12(g)	25,563
		Quebecor Media, Inc. (Canada), Sr. Notes,
B2	150	11.125%, 7/15/11	173,625
		R.R. Donnelley Financial Corp., Sr. Sub. Notes,
B2	100	10.875%, 12/15/12(g)	122,250
		Six Flags, Inc., Sr. Notes,
B3	25	9.625%, 6/1/14	23,875
		Vail Resorts, Inc., Sr. Sub. Notes,
B2	70	6.75%, 2/15/14	71,925
		Vertis, Inc., Gtd. Notes,
B3	135	10.875%, 6/15/09	147,150

			2,124,020

Metals 0.3%
		AK Steel Corp., Sr. Notes,
B3	60	7.75%, 6/15/12	60,750
		Alcan, Inc. (Canada), Debs, F.R.N.
Baa1	300	2.10%, 12/8/04(f)	299,971

		Arch Westn Finance LLC, Sr. Notes,
Ba3	50	6.75%, 7/1/13(g)	53,125
		Century Aluminum Co., Gtd. Notes,
B1	75	7.50%, 8/15/14(g)	79,500
		CSN Islands VII Corp. (Cayman Islands), Gtd. Notes,
BB- (e)	105	10.75%, 9/12/08(g)	116,550
		IMCO Recycling Escrow, Inc., Sr. Notes,
NR	50	9.00%, 11/15/14(g)	50,000
		Ispat Inland Ulc., Series WI, Sr. Sec’d Notes,
B3	175	9.75%, 4/1/14	212,625
		Russel Metals, Inc. (Canada), Sr. Notes,
Ba3	75	6.375%, 3/1/14	75,000
		United States Steel LLC, Sr. Notes,
B1	125	10.75%, 8/1/08	148,125

			1,095,646

Non-Captive Finance 0.3%
		General Motors Acceptance Corp.
		Notes,
A3	350	7.50%, 7/15/05	361,586
		M.T.N.,
A3	100	5.25%, 5/16/05	101,510
A3	500	6.875%, 9/15/11	520,492

			983,588

Packaging 0.2%
		Anchor Glass Container Corp., Sr. Sec’d. Notes,
B2	150	11.00%, 2/15/13	167,250
		Berry Plastics, Sr. Sub. Notes,
B3	125	10.75%, 7/15/12	143,750
		Crown Euro Holdings S.A. (France), Sr. Sec’d. Notes,
B1	100	9.50%, 3/1/11	114,000
		Graham Packaging Co., Inc., Sr. Notes,
Caa1	50	8.50%, 10/15/12(g)	52,500
Caa2	50	9.875%, 10/15/14(g)	53,000
		Greif Brothers Corp., Sr. Sub. Notes,
B2	175	8.875%, 8/1/12	194,688
		Owens-Brockway Glass Containers, Sr. Sec’d. Notes,
B2	140	8.75%, 11/15/12	157,850
		Portola Packaging, Inc. Sr. Notes,
B2	110	8.25%, 2/1/12	86,350

			969,388

Paper 0.3%
		Abitibi-Consolidated Co. (Canada), Notes,
Ba3	150	5.25%, 6/20/08	147,563
		Boise Cascade LLC, Sr. Sub. Notes,
B2	60	7.125%, 10/15/14(g)	62,628
		Caraustar Industries, Inc., Gtd. Notes,
Caa1	50	9.875%, 4/1/11	54,250
		Cascades, Inc., Sr. Notes,
Ba1	70	7.25%, 2/15/13	75,600
		Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes,
B2	100	9.75%, 3/15/10(g)	104,500
		Georgia-Pacific Corp., Sr. Notes,
Ba3	100	7.50%, 5/15/06	105,875
Ba3	45	8.125%, 5/15/11	52,538
Ba3	150	8.875%, 5/15/31	184,874
		Millar Western Forest, Inc., Sr. Notes,
B2	100	7.75%, 11/15/13	106,750

		Tembec Industries, Inc., Gtd. Notes,
Ba3	25	8.625%, 6/30/09	25,438
Ba3	50	8.50%, 2/1/11	51,125
Ba3	15	7.75%, 3/15/12	14,700

			985,841

Pipelines & Other 0.5%
		AmeriGas Partners, L.P., Sr. Notes,
B2	75	8.875%, 5/20/11	82,125
		El Paso Corp.,
		Sr. Notes,
Caa1	55	7.00%, 5/15/11	55,275
		M.T.N.,
Caa1	250	7.80%, 8/1/31	229,375
		EL Paso Production Holdings Co., Sr. Notes,
B3	275	7.75%, 6/1/13	286,687
		Ferrellgas Partners L.P., Sr. Notes,
B2	50	8.75%, 6/15/12	54,375
		MarkWest Energy Partners L.P., Sr. Notes,
B1	25	6.875%, 11/1/14(g)	25,500
		Pacific Energy Partners L.P., Sr. Notes,
Ba2	75	7.125%, 6/15/14(g)	81,375
		Petroleos Mexicanos (Mexico), Notes,
Baa1	250	9.25%, 3/30/18	303,749
		Plains All American Pipeline L.P., Gtd. Notes,
Baaa3	25	7.75%, 10/15/12	29,634
		Southern Natural Gas Inc., Notes,
B1	50	8.875%, 3/15/10	56,313
		Tennessee Gas Pipeline Co., Debs.,
B1	155	7.00%, 3/15/27 - 10/15/28	158,763
B1	155	7.625%, 4/1/37	157,131
		TransMontaigne, Inc., Sr. Sub. Notes,
B3	55	9.125%, 6/1/10	61,188
		Williams Companies., Inc. (The), Sr. Notes,
B3	175	7.125%, 9/1/11	196,000
B3	95	8.125%, 3/15/12	111,625

			1,889,115

Retailers 0.3%
		Asbury Automotive Group, Inc., Sr. Sub. Notes,
B3	50	8.00%, 3/15/14(g)	48,750
		AutoNation, Inc., Sr. Notes,
Ba2	25	9.00%, 8/1/08	28,750
		Finlay Fine Jewelry, Corp., Sr. Notes,
B1	100	8.375%, 6/1/12	109,250
		Group 1 Automotive, Inc., Sr. Sub. Notes,
B1	100	8.25%, 8/15/13	105,750
		J.C. Penney Co., Inc., Notes,
Ba2	25	6.875%, 10/15/15	26,938
		Debs.,
Ba2	25	7.65%, 8/15/16	28,375
Ba2	260	7.40%, 4/1/37	277,549
		Jean Coutu Group, Inc. (The), Sr. Sub. Notes,
B3	90	8.50%, 8/1/14(g)	91,800
		Lazydays RV Center, Inc., Sr. Notes,
B3	170	11.75%, 5/15/12(g)	179,350
		Pantry, Inc. (The) (Canada), Sr. Sub. Notes,
B3	50	7.75%, 2/15/14	52,250

		Saks, Inc., Notes,
Ba3	125	7.375%, 2/15/19	123,750
		Sonic Automotive, Inc., Sr. Sub. Notes,
B2	35	8.625%, 8/15/13	37,013
		Toys “R” US, Inc., Sr. Notes,
Ba2	25	7.875%, 4/15/13	25,063

			1,134,588

Technology 0.2%
		Fairchild Semiconductor International, Inc., Gtd. Notes,
B2	140	10.50%, 2/1/09	149,799
		Iron Mountain, Inc., Sr. Sub. Notes,
B3	75	8.625%, 4/1/13	81,188
		Lucent Technologies, Inc., Notes,
B2	30	5.50%, 11/15/08	30,750
		Nortel Networks Corp. (Canada), Notes,
B3	25	6.125%, 2/15/06	25,563
		ON Semiconductor Corp., Sr. Notes,
Caa1	44	13.00%, 5/15/08	49,720
		Sanmina-SCI Corp., Sr. Sec’d. Notes,
Ba2	115	10.375%, 1/15/10	134,838
		UGS Corp., Sr. Sub. Notes,
B3	100	10.00%, 6/1/12(g)	112,000
		Unisys Corp., Sr. Notes,
Ba1	100	8.125%, 6/1/06	106,250
		Xerox Corp., Sr. Notes,
Ba2	100	6.875%, 8/15/11	106,750
Ba2	125	7.625%, 6/15/13	137,500

			934,358

Telecommunications 0.9%
		Alamosa Delaware, Inc.,
		Gtd. Notes,
Caa1	100	11.00%, 7/31/10	117,000
Caa1	125	8.50%, 1/31/12	132,500
		AT&T Corp., Sr. Notes,
Ba1	181	8.05%, 11/15/11	207,470
Ba1	15	8.75%, 11/15/31	17,363
		Centennial Communications Corp., Sr. Notes,
Caa1	125	8.625%, 2/1/14(g)	126,250
		Cinncinati Bell, Inc., Sr. Notes,
B3	50	8.375%, 1/15/14	47,750
		Citizens Communications Co., Notes,
Ba3	30	9.25%, 5/15/11	34,500
		Crown Castle International Corp., Sr. Notes,
B3	100	9.375%, 8/1/11	113,500
B3	75	7.50%, 12/1/13	80,250
		Dobson Cellular Systems, F.R.N.
B2	25	11/1/11(f)(g)	25,688
		Eircom Funding PLC (Ireland), Sr. Notes,
B1	55	8.25%, 8/15/13	61,188
		MCI, Inc., Sr. Notes,
NR	72	5.908%, 5/1/07	71,820
NR	122	6.688%, 5/1/09	120,323
NR	12	7.735%, 5/1/14	11,565
		Nextel Communications, Inc., Sr. Notes,
Ba3	250	7.375%, 8/1/15	277,499
		Qwest Capital Funding, Inc., Gtd. Notes,
Caa2	100	7.25%, 2/15/11	93,250

		Qwest Corp
Ba3	225	7.875%, 9/1/11(g)	239,624
		Qwest Services Corp., Notes,
Caa1	236	14.00%, 12/15/10	280,249
		Rogers Wireless Communications, Inc. (Canada), Sr. Sec’d. Notes,
Ba3	65	9.625%, 5/1/11	73,775
		SBA Communications Corp., Sr. Disc. Notes, Zero Coupon (until 12/15/07),
Caa1	150	9.75%, 12/15/11	126,375
		SBC Communications, Inc., Notes,
A2	600	4.206%, 6/5/21	606,095
		Tritel PCS, Inc., Sr. Sub. Notes,
Baa2	148	10.375%, 1/15/11	168,067
		UbiquiTel Operating Co., Sr. Notes,
Caa1	50	9.875%, 3/1/11(g)	54,126
		U.S. Unwired, Inc., Series B, Sr. Sec’d Notes, F.R.N.
B2	25	6.13%, 6/15/10(f)	25,688
		Verizon Wireless Capital LLC, Notes, F.R.N.
A3	200	1.81%, 5/23/05(f)	199,935

			3,311,850

Tobacco 0.1%
		DIMON, Inc., Sr. Notes,
B1	50	9.625%, 10/15/11	53,375
		North Atlantic Trading Co., Sr. Notes,
B2	100	9.25%, 3/1/12	97,000
		Standard Commercial Corp., Sr. Notes,
Ba3	125	8.00%, 4/15/12	128,750

			279,125

Utilities 0.5%
		Entergy Gulf States, First Mtge. Bonds, F.R.N.
Baa3	200	2.81%, 6/18/07(f)	200,711
		Homer City Funding LLC, Gtd. Notes,
Ba2	49	8.137%, 10/1/19	54,880
		Midwest Generation LLC, Notes,
B1	30	8.30%, 7/2/09	32,325
B1	15	8.56%, 1/2/16	16,500
B1	75	8.75%, 5/1/34	84,938
		Mission Energy Holdings Co., Sr. Sec’d. Notes,
B3	30	13.50%, 7/15/08	38,025
		Nevada Power Co., Notes,
Ba2	10	10.875%, 10/15/09	11,750
		Nevada Power, Ref. Mtge. Bonds,
Ba2	80	6.50%, 4/15/12	83,200
		NoteCo Ltd., Notes,
NR	11	6.18%, 6/30/25	19,450
		NRG Energy, Inc., Sr. Sec’d Notes,
B2	160	8.00%, 12/15/13(g)	176,200
		Orion Power Holdings, Inc., Sr. Notes,
B2	115	12.00%, 5/1/10	144,900
		Pacific Gas & Electric Co., First Mtge. Bonds, F.R.N.
Baa2	73	2.72%, 4/3/06(f)	73,090
		PPL Capital Funding Trust I, Gtd. Notes,
Ba1	300	7.29%, 5/18/06	316,127
		PP&L Capital Funding, Inc., M.T.N.,
Baa3	200	7.75%, 4/15/05	204,211
		Reliant Resources, Inc., Sr. Sec’d. Notes,
B1	135	9.50%, 7/15/13	151,875
		Sierra Pacific Resources, Sr. Notes,
B2	60	8.625%, 3/15/14	68,100

			TECO Energy, Inc., Sr. Notes,
Ba2		100	7.50%, 6/15/10	110,000
			TNP Enterprises, Inc., Sr. Sub. Notes,
B2		40	10.25%, 4/1/10	43,000
			TXU Energy Co. LLC, F.R.N.
Baa2		200	2.84%, 1/17/06(f)	200,432

				2,029,714

			Total corporate bonds (cost $31,444,861)	33,233,306

CONVERTIBLE BONDS
Capital Goods
			Tyco International Group S.A. (Luxembourg), Gtd. Notes,
Ba3		50	3.125%, 1/15/23(g)	75,063

Technology
			Nortel Networks Corp. (Canada), Sr. Notes,
B3		40	4.25%, 9/1/08	38,450

			Total convertible bonds (cost $81,887)	113,513

FOREIGN GOVERNMENT SECURITIES 2.4%
			Brazilian Government Bonds,
B2		70	10.00%, 8/7/11(d)	76,650
B2		350	11.00%, 1/11/12(d)	399,000
B2		501	8.00%, 4/15/14 BRB(d)	496,647
B2		60	8.25%, 1/20/34	54,060
			Colombia Government Bonds,
Ba2		75	10.00%, 1/23/12	83,625
			German Government Bonds,
Aaa	EUR	900	3.75%, 1/4/09(d)	1,179,113
Aaa		500	4.00%, 7/4/09(d)	659,813
Aaa		250	4.50%, 1/4/13(d)	335,360
Aaa		600	6.50%, 7/4/27(d)	976,257
			Italian Government Bonds,
Aa2	JPY	26,000	5.00%, 12/15/04(d)	246,217
			Mexican Government Bonds,
Baa2		$275	5.875%, 1/15/14(d)	281,463
			Panamanian Government Bonds,
Ba1		200	9.625%, 2/8/11(d)	228,500
			Russian Government Bonds,
Baa3		1,550	5.00%, 3/31/30(d)	1,550,000
			United Kingdom Treasury Bonds,
Aaa	GBP	1,300	5.00%, 9/7/14(d)	2,430,820

			Total foreign government securities (cost $8,509,684)	8,997,525

Municipal Bonds 0.9%
			Florida State Board of Education,
Aa2		$400	5.00%, 6/1/32(d)	411,580
			Georgia State Thruway Authority Revenue,
Aaa		200	5.00%, 3/1/21(d)	212,856
			Golden State Tobacco Settlement Revenue, Ser. 2003-A-1,
Baa2		250	6.25%, 6/1/33(d)	238,485
			Massachusetts St. Wtr. Res. Auth., Ser. J,
Aaa		250	5.00%, 8/1/32(d)	255,960

		Salt River Project, Ser. B,
Aa2	500	4.75%, 1/1/32(d)	502,325
		San Antonio Texas Water Rev.,
Aaa	400	5.00%, 5/15/25(d)	414,740
		South Carolina St. Hwy., Ser. B,
Aaa	200	5.00%, 4/1/17(d)	216,878
		South Central Connecticut Regional Water Authority,
Aaa	600	5.00%, 8/1/26(d)	627,972
		Tobacco Settlement Financing Corp., New Jersey,
Baa3	250	6.375%, 6/1/32	236,220
Baa3	300	6.00%, 6/1/37	265,119

		Total municipal bonds (cost $3,274,766)	3,382,135

U.S. GOVERNMENT AGENCY AND AGENCY SECURITIES 11.6%
		Federal Home Loan Mortgage Corp.,
		Ser. 119, Class H,
	102	7.50%, 1/15/21(d)	101,645
		Ser. 2266, Class F, F.R.N.
	20	2.32%, 11/15/30(d)(f)	19,807
		Ser. 2535, Class DT,
	911	6.00%, 8/1/06 - 9/1/22(d)	953,305
	201	5.00%, 9/15/16(d)	206,201
		Federal National Mortgage Association,
	388	5.936%, 11/1/11(d)	422,899
	7,018	5.50%, 7/1/14 - 11/1/33(d)	7,155,879
	92	6.00%, 3/1/17(d)	96,597
	174	5.00%, 2/1/19, TBA	177,854
	828	4.50%, 8/1/33(d)	804,868
	3,700	4.50%, 11/15/33, TBA	3,591,312
	5,500	5.00%, 11/1/34, TBA	5,479,374
	500	6.50%, 11/1/34, TBA	525,625
	30	2.3388%, 10/18/30, F.R.N. (d)(f)	30,535
	258	5.052%, 9/1/34, F.R.N. (d)(f)	260,899
	158	4.099%, 5/1/36, F.R.N. (d)(f)	162,205
		Ser. 1998-73, Class MZ,
	707	6.30%, 10/17/38(d)	755,301
		Government National Mortgage Association,
	15	4.75%, 9/20/22, F.R.N. (d)(f)	15,558
	28	4.625%, 10/20/27, F.R.N. (d)(f)	28,924
	47	4.00%, 11/20/29, F.R.N. (d)(f)	47,424
	27	8.50%, 5/20/30 - 4/20/31(d)	29,421
	197	5.50%, 1/15/32(d)	201,962
	80	4.50%, 8/15/33(d)	78,068
		Ser. 2000-9, Class FH,
	75	2.389%, 2/16/30, F.R.N. (d)(f)	75,946
		United States Inflation Index Bonds,
	478	3.375%, 1/15/07(d)	512,583
	3,635	3.625%, 1/15/08(d)	4,009,842
	1,333	2.00%, 1/15/14(d)	1,381,717
		United States Treasury Notes,
	3,000	1.625%, 4/30/05(d)	2,992,968
	1,100	5.00%, 2/15/11(d)	1,187,828
	9,400	4.88%, 2/15/12(d)	10,073,792
	1,225	7.50%, 11/15/16(d)	1,586,518
		United States Treasury Strips, P/O,
	1,550	11/15/16 - 2/15/22	697,122

		Total U.S. government and agency securities (cost $43,201,983)	43,663,979

WARRANTS(a)
	Units
		GenTek, Inc.,
	333	Class B, expires 10/31/08	1,582
	162	Class C, expires 10/31/10	721
	1,525	McLeod USA, Inc., expires 4/16/07	118

		Total warrants (cost $0)	2,421

		Total long-term investments (cost $287,918,850)	329,885,252

	Principal Amount (000)
SHORT-TERM INVESTMENT 16.4%
Commercial Paper 11.2%
		ABN AMRO, Inc.,
P-1	300	1.945%, 1/31/05(c)(d)	298,443
		ANZ (Delaware) Inc.,
P-1	1,200	1.86%, 12/8/04(c)(d)	1,197,706
P-1	100	1.845%, 12/17/04(c)(d)	99,758
		ANZ (Delaware), Inc.,
P-1	100	1.615%, 11/2/04(c)(d)	99,996
P-1	300	1.635%, 11/18/04(c)(d)	299,746
		ASB Bank Ltd,
P-1	600	2.04%, 2/14/05(c)(d)	596,364
		Bank of Ireland,
P-1	1,700	1.785%, 12/8/04(c)(d)	1,696,823
		Barclays U.S. Funding Corp.,
P-1	2,500	1.80%, 12/8/04(c)(d)	2,495,406
		CBA Finance, Inc.
P-1	2,100	1.635%, 11/16/04(c)(d)	2,098,358
P-1	100	1.85%, 12/15/04(c)(d)	99,777
		CDC Corp.,
P-1	1,200	1.64%, 11/17/04(c)(d)	1,199,057
P-1	1,600	2.10%, 2/23/05(c)(d)	1,589,392
		Danske Corp.,
P-1	800	1.645%, 11/19/04(c)(d)	799,272
P-1	900	1.79%, 12/20/04(c)(d)	897,669
P-1	100	1.845%, 12/21/04(c)(d)	99,732
P-1	1,000	2.035%, 2/14/05(c)(d)	993,940
		Dexia Delaware LLC,
P-1	300	1.83%, 12/20/04(c)(d)	299,223
P-1	100	1.855%, 12/23/04(c)(d)	99,704
P-1	1,600	2.06%, 1/26/05(c)(d)	1,592,126
		DNB Bank ASA,
P-1	500	1.73%, 12/2/04(c)(d)	499,208
P-1	1,500	1.81%, 12/20/04(c)(d)	1,496,053
P-1	200	1.84%, 12/23/04(c)(d)	199,439
P-1	600	1.85%, 12/27/04(c)(d)	598,133
		EI DU Pont Nemours,
P-1	2,200	1.88%, 12/20/04(c)(d)	2,194,302
		Ford Motor Credit Co.,
P-1	300	2.52%, 4/7/05(c)(d)	296,763
		Fortis Funding LLC,
P-1	1,400	2.00%, 1/21/05(c)(d)	1,393,588
		General Electric Capital Corp,
P-1	400	1.80%, 12/15/04(c)(d)	399,106

P-1	900	1.80%, 12/16/04(c)(d)	897,903
P-1	500	2.04%, 2/4/05(c)(d)	497,280
		General Motors Acceptance Corp.,
P-1	100	2.362%, 3/21/05(c)(d)	99,081
P-1	550	2.495%, 4/5/05(c)(d)	544,155
		HBOS Treasury Services PLC (United Kingdom),
P-1	100	1.625%, 11/2/04(c)(d)	99,995
P-1	1,000	1.575%, 11/9/04(c)(d)	999,584
P-1	300	1.61%, 11/10/04(c)(d)	299,872
P-1	200	1.82%, 12/14/04(c)(d)	199,544
P-1	100	1.85%, 12/20/04(c)(d)	99,741
		ING US Funding LLC,
P-1	800	1.59%, 11/8/04(c)(d)	799,753
P-1	300	1.81%, 11/12/04(c)(d)	299,834
P-1	300	1.79%, 12/10/04(c)(d)	299,396
P-1	500	1.82%, 12/16/04(c)(d)	498,838
		Nordea North America, Inc.,
P-1	300	1.91%, 1/18/05(c)(d)	298,662
P-1	200	1.865%, 12/21/04(c)(d)	199,455
P-1	500	1.97%, 2/1/05(c)(d)	497,335
		Royal Bank of Scotland PLC (The) (United Kingdom),
P-1	300	1.63%, 11/3/04(c)(d)	299,973
		Spintab AB (Sweden),
P-1	300	1.71%, 12/3/04(c)(d)	299,544
		Stadshypotek (Delaware) LLC,
P-1	1,500	1.585%, 11/8/04(c)(d)	1,499,538
P-1	500	1.82%, 12/14/04(c)(d)	498,842
		Svenska Handelsbank PLC,
P-1	1,500	1.61%, 11/10/04(c)(d)	1,499,396
		Swedish National Housing,
P-1	2,500	1.625%, 11/10/04(c)(d)	2,498,983
		UBS Finance (Delaware) LLC,
P-1	1,000	1.575%, 11/9/04(c)(d)	999,650
P-1	600	1.785%, 12/14/04(c)(d)	598,632
P-1	1,100	1.85%, 12/21/04(c)(d)	1,097,048
P-1	100	2.03%, 2/22/05(c)(d)	99,343
		Unicredit (Delaware), Inc.,
P-1	700	1.985%, 1/31/05(c)(d)	696,346
		Westpac Capital Corp.,
P-1	1,700	1.65%, 12/6/04(c)(d)	1,697,273
		Westpac Trust Ltd. (Australia),
P-1	400	1.68%, 11/26/04(c)(d)	399,487

		Total commercial paper (cost $42,446,036)	42,443,567

U.S. Government and Agency Securities 1.5%
		United States Treasury Bonds,
	460	1.59%, 12/2/04	459,373
	730	1.64%, 12/16/04	728,565
		United States Treasury Notes,
	800	2.50%, 9/30/06	799,344
	3,500	4.00%, 2/15/14	3,500,137

		Total U.S. government and agency securities (cost $5,455,554)	5,487,419

Mutual Fund 3.7%

Shares
14,061,440	Dryden Core Investment Fund - Taxable Money Market Series (cost $14,061,440)	14,061,440

	Total short-term investment (cost $61,963,030)	61,992,426

OUTSTANDING OPTIONS PURCHASED

Contracts
Call Options
35	United States Treasury Notes, 10 yr. Futures, 11/26/2004 @114	36,094

Put Options
140	Euribor Futures, expiring 11/23/04 @ 105.50	1,780
5	Euro Futures, expiring 12/13/04 @ 94.50	80
20	Euro Futures, expiring 9/19/05 @ 93.75	125

		1,985

SWAP OPTIONS
Call Options

Notional Amount (000)
600	Swap Option 3 Month LIBOR, expiring 4/27/09 @ 5.75%	54,362

Put Options
600	Swap Option 3 Month LIBOR, expiring 4/27/09 @ 6.25%	33,956

	Total outstanding options purchased (cost $111,981)	126,397

	Total Investments, Before Outstanding Options Written and Securities Sold Short 103.8% (cost $349,993,861)	392,004,075

OUTSTANDING OPTIONS WRITTEN

Contracts
98	United States Treasury Notes, expiring 11/26/04 @ 115	(22,969)
46	United States Treasury Notes, expiring 11/26/04 @ 114	(25,875)

		(48,844)

Put Options
5	90 Day LIBOR, expiring 12/21/05 @ 94.25	(573)
61	United States Treasury Notes, expiring 11/26/04 @ 109	(1,906)
37	United States Treasury Notes, expiring 11/26/04 @ 108	(578)

		(3,057)

SWAP OPTIONS
Call Options

Notional Amount (000)
1,700	Swap Option 3 month LIBOR, expiring 7/03/06 @ 4.0%	(23,740)
5,900	Swap Option 3 Month LIBOR, expiring, 9/23/05 @ 4.0%	(73,520)

		(97,260)

Put Options
1,700	Swap Option 3 month LIBOR, expiring 7/03/06 @ 6.0%	(20,323)
3,300	Swap Option 3 Month LIBOR, expiring 9/23/05 @ 7.0%	(2,977)

		(23,300)

	Total outstanding options written (premium received $361,938)	(172,461)

Principal Amount (000)
SECURITIES SOLD SHORT (2.3)%
	United States Treasury Notes,
500	4.375%, 5/15/07	(520,410)
7,600	4.385%, 2/15/12	(8,144,768)

	Total securities sold short (proceeds $8,670,304)	(8,665,178)

	Total Investments 101.5% (cost $340,961,619)(h)	383,166,436
	Variation Margin on Open Futures Contracts, net(i)	24,557
	Unrealized Depreciation on Forward Currency Contracts, net(j)	(7,347)
	Unrealized Appreciation on interest rate swap agreements, net(k)	42,258
	Unrealized Depreciation on credit default swap agreements, net(l)	(2,012)

	Liabilities in excess of other assets (1.5%)	(5,652,227)

	Net Assets 100%	$377,571,665

ADR- American Depository Receipt.

BRB- Brady Bond.

EUR- Euro.

F.R.N.- Floating Rate Note.

GBP- Great British Pounds.

JPY- Japanese Yen.

M.T.N.- Medium Term Note.

NR-Not Rated by Moody’s or Standard & Poor’s.

P/O-Principal Only Securities.

TBA- To Be Announced Securities. Such securities are purchased on a forward commitment basis.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

(a)	Non-income producing security.
(b)	Represents issuer in default on interest payments, non-income producing security.
(c)	Percentage quoted represents yield-to-maturity as of purchase date.
(d)	Portion of security segregated as collateral for financial futures contracts.

(e)	Standard & Poor’s rating.
(f)	Rate shown reflects current rate on variable rate instruments.
(g)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(h)	The United States federal income tax basis of the Fund’s investments was $341,117,556; accordingly, net unrealized appreciation on investments for federal income tax purposes was $42,048,880 (gross unrealized appreciation $46,845,515; gross unrealized depreciation $4,796,635). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(i)	The Open futures contracts at October 31, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at October 31, 2004	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
121	10 Yr. US T-Notes	Dec. 2004	$13,741,062	$13,419,172	$321,890
74	Euro-BOBL	Dec. 2004	10,573,809	10,455,845	117,964
36	10 Yr. US T-Note	Mar. 2005	4,066,313	4,062,938	3,375
34	90 Day Euro	Jun. 2005	8,270,075	8,263,700	6,375
32	Euro-BOBL	Dec. 2004	4,760,111	4,766,027	(5,916)
25	90 Day Euro	Dec. 2005	6,057,188	6,003,063	54,125
21	90 Day Euro	Sept. 2005	5,098,800	5,093,500	5,300
5	90 Day Euro	Dec. 2004	1,220,937	1,221,250	(313)
5	90 Day GBP LIBOR	Dec. 2005	1,089,303	1,085,383	3,920
3	90 Day GBP LIBOR	Mar. 2005	653,169	660,828	(7,659)

					$499,061

	Short Positions:
27	US T-Bond	Dec. 2004	3,073,781	3,073,555	$(226)
129	5 Yr US T-Note	Dec. 2004	14,367,375	14,296,187	(71,188)

					$(71,414)

(j)	Outstanding forward foreign currency contracts as of October 31, 2004 were as follows:

Purchase Contracts

Description	Value at Settlement Date Payable	Value at October 31, 2004	Unrealized Appreciation
Euros, 129,000
expiring 12/09/04	$161,437	$164,094	$2,657

Sales Contracts

Description	Value at Settlement Date Receivable	Value at October 31, 2004	Unrealized Depreciation
Euros, 657,000
expiring 12/09/04	$827,008	$835,736	$(8,728)
Euros, 154,690
expiring 11/01/04	195,497	196,773	(1,276)

	$1,022,505	$1,032,509	$(10,004)

(k)	The Fund entered into interest rate swap agreements outstanding as of October 31, 2004. Details of the swap agreements as of October 31, 2004 were as follows:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
JPMorgan (1)	3/15/32	EUR	1,100	6.00%	6 month LIBOR	$11,848
JPMorgan (1)	3/15/07		400	4.00%	6 month LIBOR	3,808
Merrill Lynch & Co., Inc. (1)	3/15/07		100	4.00%	6 month LIBOR	1,765
Goldman, Sachs Group, Inc. (1)	12/21/07		800	4.00%	6 month LIBOR	5,696
Barclay’s Capital PLC (1)	3/15/07		100	4.00%	6 month LIBOR	1,542
Barclay’s Capital PLC (1)	12/21/07		800	4.00%	6 month LIBOR	8,147
JPMorgan (1)	6/17/10		300	4.00%	6 month LIBOR	5,425
UBS Warburg LLC (1)	6/17/10		600	4.00%	6 month LIBOR	10,850
UBS Warburg LLC (2)	12/15/14		3,100	5.00%	6 month LIBOR	(220,688)
Barclay’s Capital PLC (2)	12/18/34	GBP	300	5.00%	6 month LIBOR	(3,899)
JPMorgan (1)	6/18/34	EUR	800	6.00%	6 month LIBOR	22,434
Merrill Lynch & Co., Inc. (1)	12/15/09		$400	4.00%	3 month LIBOR	(4,180)
UBS Warburg LLC (2)	6/18/34	GBP	300	5.00%	6 month LIBOR	(3,420)
Barclay’s Capital PLC (2)	3/15/32		900	5.00%	6 month LIBOR	(3,072)
Bank of America Securities LLC (1)	12/15/06		$19,800	4.00%	3 month LIBOR	(15,774)
Goldman, Sachs Group, Inc. (1)	12/15/09		2,700	4.00%	3 month LIBOR	86,137
Goldman, Sachs Group, Inc. (1)	12/15/14		4,400	5.00%	3 month LIBOR	16,062
UBS Warburg LLC (2)	12/16/14		3,300	5.00%	3 month LIBOR	5,829
UBS Warburg LLC (1)	12/16/19		4,100	6.00%	3 month LIBOR	(3,163)
UBS Warburg LLC (1)	12/15/09		1,200	4.00%	3 month LIBOR	33,165
Bank of America Securities LLC (1)	12/15/09		1,700	4.00%	3 month LIBOR	83,746

						$42,258

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

(l)	Outstanding credit default swap agreements as of October 31, 2004 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley (1)	12/20/08	$200	0.26%	Allstate Corp., 6.125%, 2/15/12	$(660)
UBS Warburg LLC (1)	12/20/08	200	0.35%	AutoZone, Inc., 5.875%, 10/15/12	3,919
Bank of America Securities LLC (1)	12/20/08	300	0.13%	E.I. DuPont, 6.875%, 10/15/09	(65)
Citigroup, Inc. (1)	12/20/08	100	0.28%	Eaton Corp., 5.75%, 7/15/12	(475)
Barclay’s Bank PLC (1)	12/20/08	200	0.16%	Eli Lilly & Co., Inc., 6.00%, 3/15/12	302
Morgan Stanley (1)	12/20/08	300	0.21%	Emerson Electric Co,. 6.48%, 10/15/12	(91)
Citigroup, Inc. (1)	12/20/08	100	0.29%	FedEx Corp., 7.25%, 2/15/11	72
Bear Stearns & Co, Inc. (2)	6/20/05	1,700	0.55%	General Motors Corp. 6.875%, 8/28/12	4,615
Bear Stearns & Co, Inc. (2)	6/20/05	1,700	0.69%	General Motors Corp. 7.125%, 7/15/13	(2,528)
Lehman Brothers, Inc. (1)	12/20/08	100	0.97%	Goodrich Corp., 7.625%, 12/15/12	(2,125)
Bear Stearns & Co, Inc. (1)	12/20/08	100	0.32%	Hewlett Packard Co., 6.50%, 7/1/12	(247)
Lehman Brothers, Inc. (1)	12/20/08	100	0.12%	Home Depot, Inc., 5.375%, 4/1/06	(58)
Merrill Lynch & Co, Inc. (1)	12/20/08	100	0.32%	Ingersoll-Rand Co., 6.48%, 6/1/25	(293)
Lehman Brothers, Inc. (1)	12/20/08	100	0.11%	Johnson & Johnson, 3.80%, 5/15/13	(65)
Lehman Brothers, Inc. (1)	12/20/08	100	0.53%	Lockheed Martin Corp., 8.20%, 12/1/09	(941)
Lehman Brothers, Inc. (1)	12/20/08	100	0.35%	Masco Corp., 5.875%, 7/15/12	(77)
Lehman Brothers, Inc. (1)	12/20/08	100	0.48%	Northrop Gruman Corp., 7.125%, 2/15/11	(727)
Lehman Brothers, Inc. (1)	12/20/08	100	0.35%	Radioshack Corp., 7.375%, 5/15/11	(6)
Lehman Brothers, Inc. (1)	6/20/09	500	0.40%	People’s Republic of China, 6.80%, 5/23/11	(2,419)
Barclay’s Bank PLC (1)	12/20/08	100	0.67%	Walt Disney Co., (The), 6.375%, 3/1/12	(1,404)
Citigroup, Inc. (1)	12/20/08	300	0.14%	Wal-Mart Stores, Inc., 6.875%, 8/10/09	157
Lehman Brothers, Inc. (1)	12/20/08	100	0.29%	Whirlpool Corp., 8.60%, 5/1/10	1,104

					$(2,012)

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or loses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Asset Allocation Funds

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs Secretary of the Fund

Date December 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date December 21, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date December 21, 2004

*	Print the name and title of each signing officer under his or her signature.